[GRAPHIC OMITTED]
                                               Semiannual  Report June 30,  2001

Limited  Term New York
Municipal Fund

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

This material must be preceded or accompanied by the current prospectus for Limited Term New York Municipal Fund.

[LOGO] Oppenheimer Funds(R)
       The Right Way to Invest

CONTENTS

4    Shareholder Letter

5    An Interview with Your Fund's Managers

15   Financial Statements

55   Officers and Trustees


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Limited Term New York Municipal Fund (Class A shares) has received Morningstar's highest 5-star overall rating as of June 30, 2001. The Fund's current 3-year and 5-year ratings are five stars and five stars, respectively. 1,681 and 1,450 municipal funds were rated for these periods, respectively.(1)

Despite six separate cuts in short-term interest rates by the Federal Reserve Board during the six-month period ended June 30, 2001, the Fund's Class A monthly distribution remained unchanged for this period.

Limited Term New York Municipal Fund maintained a monthly distribution of 1.3 cents per share (Class A) during this reporting period. This distribution has remained at this level over the 14 months since it was last increased in April 2000.(2)

As of June 30, 2001, Limited Term New York Municipal Fund's Class A shares provided a distribution yield of 4.76% (without sales charges) and a 30-day SEC yield of 4.21%.(3) The Fund's distribution yield exceeded the 4.42% average distribution yield computed by Lipper Analytical Services, Inc. for 106 longer-term (and typically more volatile) New York State municipal funds for the same period.(4)

Limited Term New York Municipal Fund seeks to keep the average effective maturity of its portfolio at five years or less.(5) As a result, its share price fluctuated less than the typical long-term bond fund during this period. During the past six months, the Fund's Class A Net Asset Value remained within a range of four cents per share, or about 1%.

(1) Please refer to footnote 4 on page 10.

(2) The Fund's Board of Trustees may change the dividend rate at any time without notice to shareholders. There can be no assurances that the Fund will be able to maintain a consistent dividend level.

(3) Distribution yield at Net Asset Value (NAV) is annualized (based on last distribution) and divided by the NAV on the Fund's 6/26/01 distribution date. Standardized yield (based on net investment income for the 30-day period ended 6/30/01) is annualized and divided by the period-end offering price. Distribution yield at NAV does not include sales charges. Falling share prices may artificially increase yields.

(4) According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results.

(5) There can be no assurances that the Fund will maintain its targeted average effective portfolio maturity.

2 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
Dividend Distributions 7/1/00-6/30/01(6)
Dividend per Share (in cents)

Month                       Class A     Class B     Class C
--------------------------------------------------------------------------------
July                          1.3         1.1         1.1
--------------------------------------------------------------------------------
August                        1.3         1.1         1.1
--------------------------------------------------------------------------------
September                     1.3         1.1         1.1
--------------------------------------------------------------------------------
October                       1.3         1.1         1.1
--------------------------------------------------------------------------------
November                      1.3         1.1         1.1
--------------------------------------------------------------------------------
December                      1.3         1.0         1.0
--------------------------------------------------------------------------------
January                       1.3         1.1         1.1
--------------------------------------------------------------------------------
February                      1.3         1.1         1.1
--------------------------------------------------------------------------------
March                         1.3         1.1         1.1
--------------------------------------------------------------------------------
April                         1.3         1.1         1.1
--------------------------------------------------------------------------------
May                           1.3         1.1         1.1
--------------------------------------------------------------------------------
June                          1.3         1.1         1.1
--------------------------------------------------------------------------------

(6) This assumes shares were purchased and held for the entire accrual period. Since distributions accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

The Fund attempts to pay distributions on Class A shares at a steady level on a month-to-month basis. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted distribution rate at any time without prior notice to shareholders. Additionally, the amount of those distributions and the distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio and expenses borne by the particular class of shares. Distributions on Class A shares will generally be higher than distributions for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any distributions.

The Fund's efforts to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.

3 LIMITED TERM NEW YORK MUNICIPAL FUND

Dear Shareholder,

     It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

     I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

     Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

     While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,

/s/ John V. Murphy

John V. Murphy
July 23, 2001


[PHOTO]

John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.


4 LIMITED TERM NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
As of June 30, 2001, the Fund's Class A distribution yield of 4.76%, at Net Asset Value, is 113 basis points higher than the average distribution yield in Lipper's "Other State Short-Intermediate Municipal Debt Funds" category.(2)
--------------------------------------------------------------------------------

How has Limited Term New York Municipal Fund performed during the six-month period ended June 30, 2001?

During this period, Limited Term New York Municipal Fund (the Fund) continued its strategic goal of maintaining a relatively stable share price, while offering better yield than many other fixed-income alternatives. But most significantly, the Fund's dividend distributions remained constant at 1.3 cents per Class A share for this reporting period, while yields on many other short-maturity income investments dropped sharply.(1) As of June 30, 2001, the Fund's Class A shares provided a distribution yield of 4.76% (computed without sales charges). Compared with the average distribution yield of 4.42% in Lipper's New York State Municipal Funds category(2)--which ranks longer-term, typically more volatile, funds--Limited Term New York Municipal Fund offered a higher cash yield with reduced risk.

The first half of 2001 saw the Federal Reserve Board (the Fed) lower short-term interest rates six separate times, for a total of 275 basis points, or 2.75%. For many bond funds, and other fixed-income investments, declining short-term rates significantly impacted Net Asset Value (NAV), dividend distributions, or both. Notwithstanding declining interest rates, the NAV of Limited Term New York Municipal Fund's Class A shares has varied by only four cents per share, finishing this period at the middle of its range during the period.

As of June 30, 2001, Limited Term New York Municipal Fund's (Class A) 30-day SEC yield was 4.21%--the equivalent of 6.51% in taxable yield for a New York State taxpayer in the 35.3% combined New York State and federal income tax bracket. If you are subject to higher combined tax rates, or are subject to additional local income taxes, the equivalent yield would make your investment in the Fund even more attractive. (For New York City residents in the highest tax bracket, the dividend is equivalent to a taxable yield of 7.72%.)

(1) The Board of Trustees may change the Fund's dividend at any time without notice to shareholders. There can be no guarantee that the Fund will be able to maintain a consistent dividend level.

(2) According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

5 LIMITED TERM NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------

The Fund's ability to maintain consistent monthly Class A distributions in this recent period of sharply declining short-term interest rates exemplifies how broad diversification and active portfolio management combined to benefit shareholders. Despite this declining-interest-rate environment, Limited Term New York Municipal Fund offered fixed-income investors a very attractive alternative to short-term taxable investments, without commensurately increasing their exposure to interest-rate risk.

Describe the condition of the New York State municipal bond market during this period.

The condition of the New York State municipal bond market has reflected that of the national municipal bond market during this reporting period. Short- and intermediate-term municipal bond yields have dropped sharply in the wake of the Fed's reductions in short-term interest rates. Yields on municipal bonds with 1- to 5-year maturities declined substantially, as did rates on short-term taxable bonds. In New York, issuance of new municipal bonds increased 15% overall compared to this period last year.

The secondary market continues to offer a good supply of bonds issued in previous years. During this period we have made portfolio enhancements by buying bonds in the secondary market that are often overlooked by both competing fund managers and individual investors. We also purchased small, upstate issues, diversified over many different risk categories, intending to offer shareholders generous tax-free income without exposing the portfolio to undue interest-rate risk. And we continued to "scavenger hunt" the markets, buying bonds in smaller quantities that we believe offer good value and the potential, over time, for significant yield advantages as well.

This, we believe, is part of how our unique approach to municipal bond portfolio management has enabled us to turn recent market fluctuation to the Fund's advantage. As we find what we believe are underappreciated credits--at very attractive prices--we have discovered additional opportunities to purchase bonds in small quantities, as well. Through these and other


[PHOTO]

Portfolio Management
Team (l to r)
Anthony A. Tanner, CFA
Vice President and Portfolio
Manager, Rochester Division
Joined the Rochester
Investment Team
in June 1991

Ronald H. Fielding, CFA
Senior Vice President,
Portfolio Manager and Chief
Strategist, Rochester Division
Founded the Rochester
Investment Team
in May 1983

Daniel G. Loughran, CFA
Vice President and Associate
Portfolio Manager,
Rochester Division
Joined the Rochester
Investment Team
in October 1994


6 LIMITED TERM NEW YORK MUNICIPAL FUND
time-tested strategies, we believe that the Fund's shareholders gain distinct advantages that would be difficult to realize through ownership of individual municipal bonds.

How have you managed the portfolio to take advantage of these conditions?

As mentioned earlier, overall weakness in the U.S. economy has led the Fed to lower short-term interest rates six times in this reporting period. These reductions have led to lower interest rates across the yield curve. Previous interest-rate increases were implemented to ward off inflation, which had been considered the most immediate threat to the economy. However, with this year's reductions in short-term interest rates, the Fed has stated its belief that weak expansion in consumption and declines in business capital spending are, among other factors, sufficient to keep inflation contained for the foreseeable future. While low inflation is generally good for fixed-income investors, this year's Fed interest-rate decreases have lead to acutely lower rates on short- and intermediate-term securities, as well. To offset these effects, other managers typically purchase securities to lengthen the maturity of their portfolios, which leads to high turnover rates and increased transaction fees.

In Limited Term New York Municipal Fund, we seek to limit the dollar-weighted, effective average maturity of portfolio holdings to five years or less. To help meet this average maturity requirement, we maintain a "laddered" portfolio--holding bonds with effective maturities generally ranging from less than six months to 12 years. Keeping the portfolio diversified across maturities helps to produce higher yield than would holding only bonds with effective maturities near five years. In this manner, the currently large difference between yields on shorter-term and longer-term municipal securities has helped to generate attractive yield while keeping average maturity in the portfolio to
4.5 years as of June 30, 2001. This year's developments in short-term interest rates have provided a good environment to demonstrate what the Fund was designed to do in the first place; to provide investors with a municipal bond fund offering an attractive rate of tax-free income while seeking to dampen the effects of interest-rate volatility.


7 LIMITED TERM NEW YORK MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------

Another way that we have managed effective average maturity has been through the purchase of premium-coupon callable bonds. This strategy is based on the premise that a longer-maturity, above-market-coupon bond that can be redeemed--or "called"--before it matures generally has less price volatility than a bond that cannot be called before maturity. We have actively sought out longer-maturity, callable bonds with coupon rates higher than current market yields. These bonds are sometimes purchased at a higher price than their face value--or at a "premium." Interest payments received through these bonds help the Fund to generate attractive dividend distributions for shareholders, while the fact that the bonds are callable helps to dampen portfolio volatility. If these bonds are not redeemed by their issuer at the first possible date, the continuing interest payments can help the portfolio to generate an attractive yield.

After adding this type of bond to the portfolio, we monitor it very closely to ensure that its yield and strategic advantages remain intact. In return, we can achieve a much higher yield than could be earned on a simple, non-callable bond with the same effective maturity. This strategy is intended to allow the portfolio to benefit from yield advantages offered by longer-term bonds while seeking to limit portfolio volatility.

How has the Fund compared to other fixed- income alternatives?

This year, many investors have seen firsthand one of the unseen risks of fixed-income investing--reinvestment risk. Specifically, this is the risk that maturing investment principal, when placed in a new investment, will earn less than it did in the original investment, due to falling interest rates. Owners of other types of short-term, fixed-income securities have experienced this type of reinvestment risk in 2001. Fixed-income investors can be greatly impacted by reinvestment risk, especially when the income from their investments is necessary to support their lifestyle or to supplement corporate retirement benefits or Social Security.

[PHOTO]

Credit Research Team (l to r)
Christopher D. Weiler, CFA
Assistant Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester
Investment Team
in January 1999

Richard A. Stein, CFA
Vice President--
Credit Analysis,
Rochester Division
Joined the Rochester
Investment Team
in May 1993


8 LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund provides individual investors with the potential to earn a high level of income exempt from federal, New York State and New York City personal income taxes.(3) However, that is only part of the story, for the Fund also seeks to provide a specific balance between risk and return. Under normal market conditions, 95% of the Fund's portfolio securities must be of investment-grade quality. But the Fund's yield-driven strategies have helped to generate very attractive yield while seeking an effective average maturity of five years or less. Furthermore, investing in a wide variety of carefully researched issues has helped the Fund to provide investors with a yield competitive with that of longer-term New York municipal funds.

Is now a good time for me to consider adding to my investment in Limited Term New York Municipal Fund?

In its pronouncement at the end of this reporting period, the Fed left open the possibility of further reductions in short-term interest rates. And while this year's reductions in short-term rates have negatively affected yields on many fixed-income investments, we continue to find plentiful opportunities to put new investment dollars to work. But we continue to believe that it is a mistake for investors to "time" their bond fund purchases (or sales) in reaction to forecasts of future interest-rate changes.

This reporting period in particular offers a good example of how--and why--the Fund's management strategies are driven by far more than anticipated fluctuation in interest rates. We seek to address interest-rate risk by including bonds with specific characteristics that may make them less sensitive to interest rates, in an effort to help minimize portfolio volatility. But we diversify the portfolio's bond holdings over many different risk categories to minimize potentially adverse effects associated with any one particular risk. The combination of strategies outlined in this report is the reason that the Fund has maintained




(3) A portion of the Fund's income distributions may be subject to income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.

9 LIMITED TERM NEW YORK MUNICIPAL FUND

An Interview WITH YOUR FUND'S MANAGERS Continued
--------------------------------------------------------------------------------

relatively low price volatility and very attractive yield throughout recent steep declines in short-term interest rates. The first half of 2001 has provided a look at the benefits of these combined strategies over a short term. But we continue to believe that the benefits of the Fund's investment approach are even more compelling viewed over the long term.

That's why the decision to invest in municipal bonds should be made in the context of your long-term investment strategy. To see if you should add to your Fund investment, you should consult your financial advisor. We feel that this portfolio continues to represent an outstanding opportunity for cautious New York investors to enjoy the benefits of investing for tax- free income while seeking to minimize volatility in their own investment portfolio.

*****

Limited Term New York Municipal Fund (Class A shares) has received Morningstar's highest 5-star overall rating at June 30, 2001. The Fund's current 3- and 5-year ratings are five stars and five stars, respectively. 1,681 and 1,450 municipal funds were rated for these periods, respectively.(4)


(4) For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Limited Term New York Municipal Fund was rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods ended 6/30/01: 1,681 funds in the last three years, and 1,450 funds in the last five years. With respect to these municipal bond funds, Limited Term New York Municipal Fund received a Morningstar Rating of five stars and five stars for the 3- and 5-year periods, respectively. Morningstar Rating is for the A share class only; other classes may have different performance characteristics. Past performance is no guarantee of future results.

10 LIMITED TERM NEW YORK MUNICIPAL FUND

PERFORMANCE UPDATE
--------------------------------------------------------------------------------

Limited Term New York Municipal Fund has performed well over the past six months, with Class A shares providing a cumulative return of 2.79% without sales charges.(1) Class A return during the last 12-month period has been 7.19% without sales charges.(1) The Fund's positive returns can be largely attributed to management's focus on shorter-term issues that, in aggregate, have an effective average maturity of five years or less. In addition, the portfolio's diversification, currently almost 900 issues, helps to reduce the Fund's volatility.

Limited Term New York Municipal Fund, Class A Shares

The value of $10,000 invested since inception (September 18, 1991) without sales charges, and the Merrill Lynch Municipal Index (3-7 Years)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]


[begin chart]

  Class A

Amount invested:      10,000
Sales charge paid:    0.00%
Date invested:        09/18/199(Inception)

                     Value of Investment  Merrill Lynch
    Date                   In Fund        Municipal Index (3-7 Yrs)

 09/18/1991            10,000              10,000 *
 09/30/1991            10,084              10,097
 12/31/1991            10,486              10,358
 03/31/1992            10,619              10,395
 06/30/1992            10,995              10,720
 09/30/1992            11,287              10,924
 12/31/1992            11,528              11,168
 03/31/1993            11,791              11,472
 06/30/1993            12,157              11,710
 09/30/1993            12,491              11,919
 12/31/1993            12,678              12,059
 03/31/1994            12,310              11,641
 06/30/1994            12,525              11,802
 09/30/1994            12,659              11,932
 12/31/1994            12,656              11,851
 03/31/1995            13,024              12,254
 06/30/1995            13,296              12,628
 09/30/1995            13,606              12,843
 12/31/1995            13,867              13,113
 03/31/1996            13,901              13,132
 06/30/1996            13,991              13,175
 09/30/1996            14,263              13,409
 12/31/1996            14,527              13,673
 03/31/1997            14,635              13,661
 06/30/1997            15,006              14,011
 09/30/1997            15,403              14,307
 12/31/1997            15,696              14,559
 03/31/1998            15,901              14,714
 06/30/1998            16,146              14,881
 09/30/1998            16,476              15,291
 12/31/1998            16,608              15,425
 03/31/1999            16,713              15,565
 06/30/1999            16,609              15,379
 09/30/1999            16,546              15,507
 12/31/1999            16,460              15,527
 03/31/2000            16,758              15,711
 06/30/2000            16,974              15,976
 09/30/2000            17,286              16,303
 12/31/2000            17,697              16,807
 03/31/2001            17,975              17,280
 06/30/2001            18,048              17,463


Class B

Amount invested:      10,000
Date invested:        05/01/199(Inception)

                     Value of Investment  Merrill Lynch
    Date                   In Fund        Municipal Index (3-7 Yrs)

 05/01/1997            10,000              10,000 *
 06/30/1997            10,230              10,236
 09/30/1997            10,460              10,452
 12/31/1997            10,670              10,636
 03/31/1998            10,790              10,749
 06/30/1998            10,901              10,871
 09/30/1998            11,136              11,171
 12/31/1998            11,203              11,269
 03/31/1999            11,253              11,371
 06/30/1999            11,128              11,235
 09/30/1999            11,098              11,329
 12/31/1999            11,017              11,343
 03/31/2000            11,160              11,478
 06/30/2000            11,283              11,671
 09/30/2000            11,504              11,910
 12/31/2000            11,753              12,278
 03/31/2001            11,880              12,624
 06/30/2001            11,957              12,758


Class C

Amount invested:      10,000
Date invested:       05/01/199(Inception)

                     Value of Investment  Merrill Lynch
    Date                   In Fund        Municipal Index (3-7 Yrs)

 05/01/1997            10,000              10,000 *
 06/30/1997            10,230              10,236
 09/30/1997            10,460              10,452
 12/31/1997            10,640              10,636
 03/31/1998            10,760              10,749
 06/30/1998            10,904              10,871
 09/30/1998            11,140              11,171
 12/31/1998            11,174              11,269
 03/31/1999            11,258              11,371
 06/30/1999            11,133              11,235
 09/30/1999            11,069              11,329
 12/31/1999            10,989              11,343
 03/31/2000            11,167              11,478
 06/30/2000            11,290              11,671
 09/30/2000            11,476              11,910
 12/31/2000            11,726              12,278
 03/31/2001            11,889              12,624
 06/30/2001            11,930              12,758


  Class X

Amount invested:      10,000
Date invested:       05/01/199(Inception)

                     Value of Investment  Merrill Lynch
    Date                   In Fund        Municipal Index (3-7 Yrs)

 05/01/1995            10,000              10,000 *
 06/30/1995            10,223              10,236
 09/30/1995            10,457              10,411
 12/31/1995            10,645              10,630
 03/31/1996            10,656              10,645
 06/30/1996            10,745              10,680
 09/30/1996            10,939              10,870
 12/31/1996            11,127              11,083
 03/31/1997            11,195              11,074
 06/30/1997            11,463              11,358
 09/30/1997            11,716              11,597
 12/31/1997            11,960              11,802
 03/31/1998            12,101              11,927
 06/30/1998            12,234              12,063
 09/30/1998            12,505              12,395
 12/31/1998            12,587              12,503
 03/31/1999            12,651              12,617
 06/30/1999            12,556              12,466
 09/30/1999            12,492              12,570
 12/31/1999            12,410              12,586
 03/31/2000            12,578              12,735
 06/30/2000            12,762              12,950
 09/30/2000            12,979              13,216
 12/31/2000            13,268              13,624
 03/31/2001            13,418              14,007
 06/30/2001            13,507              14,156


[end chart]


Results of a hypothetical $10,000 investment in Class A shares on September 18, 1991, including reinvested dividends. The Merrill Lynch Municipal Index (3-7 Years) is a subset of the Merrill Lynch Municipal Master Index, and consists of municipal bonds having remaining maturities of between three and seven years. The Index cannot be purchased directly by investors.

Note: This chart is not drawn to scale.

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

(1) Includes reinvested dividends and changes in Net Asset Value per share without deducting sales charges. The performance would have been lower if sales charges had been taken into account.

11 LIMITED TERM NEW YORK MUNICIPAL FUND

PERFORMANCE UPDATE Continued

Limited Term New York Municipal Fund is for cautious New York investors seeking income that's exempt from federal, New York State and New York City personal income taxes.

What we look for...

o    Issues that provide high triple-tax-free income.

o Shorter effective maturities to limit volatility caused by changes in interest rates.

o    Value-oriented issues with price-appreciation potential.

o    A diversity of issues across the state.

o    Municipal regions with improving credit quality.

--------------------------------------------------------------------------------
Yields
As of 6/30/01(1)

                            Distribution Yield
                        At NAV              At MOP
                       (without          (with sales          Standardized
                    sales charges)         charges)              Yield
--------------------------------------------------------------------------------
Class A                  4.76%               4.59%               4.21%
--------------------------------------------------------------------------------
Class B                  3.89%               3.89%               3.61%
--------------------------------------------------------------------------------
Class C                  3.89%               3.89%               3.60%
--------------------------------------------------------------------------------
Class X                  4.16%               4.16%               3.86%
--------------------------------------------------------------------------------


(1) Distribution Yield at Maximum Offering Price (MOP) (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/01) are annualized and divided by the period-end offering price. Distribution yield at Net Asset Value (NAV) does not include sales charges. Falling share prices may artificially increase yields.

12 LIMITED TERM NEW YORK MUNICIPAL FUND

Top Five Sectors(2)

Hospital/Healthcare                                              13.7%
--------------------------------------------------------------------------------
Special Assessment                                               13.4%
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                       12.1%
--------------------------------------------------------------------------------
General Obligation                                               10.9%
--------------------------------------------------------------------------------
Municipal Leases                                                  7.6%

--------------------------------------------------------------------------------
Hospital/Healthcare in Detail
 Standard Hospital Backing                                        8.2%
 Insured (Private Municipal Bond Insurance)                       2.1%
 Insured (FHA or SONYMA Insurance)                                1.7%
 Backed, NYS Appropriations                                       0.9%
 Prerefunded                                                      0.7%
 Backed, Financial Institution Letter of Credit                   0.1%
 TOTAL                                                           13.7%
--------------------------------------------------------------------------------

Regarding the Fund's largest municipal sector, Hospital/Healthcare, investors should note that many of these holdings have "belt-and-suspenders" credit support from both the hospitals' revenues and a variety of backup guarantees.

                              Credit Allocation(1)

                              [PIE CHART OMITTED]

                              AAA            16.2%
                              AA             15.0%
                              A              33.1%
                              BBB            31.3%
                              BB              0.5%
                              B               0.0%
                              CCC             0.1%
                              Not Rated       3.8%

(1) Portfolio data are as of 6/30/01, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard and Poor's rating category. The allocation includes securities rated by a national rating organization and those that are not rated but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgement, to securities rated by a rating agency in the same category. See page 39 for further explanation.

(2) Sector weightings are as of 6/30/01, and are subject to change.

13 LIMITED TERM NEW YORK MUNICIPAL FUND

PERFORMANCE UPDATE Continued
--------------------------------------------------------------------------------
Total Returns (as of 6/30/011)

                          Cumulative                   Average Annual
                       NAV          MOP             NAV             MOP
                    (without    (with sales       (without      (with sales
                  sales charges)  charges)     sales charges)     charges)
--------------------------------------------------------------------------------
A Shares
--------------------------------------------------------------------------------
6-Month               2.79%        -0.81%             --              --
--------------------------------------------------------------------------------
1-Year                7.19%         3.43%           7.19%           3.43%
--------------------------------------------------------------------------------
3-Year               12.71%         8.76%           4.07%           2.84%
--------------------------------------------------------------------------------
5-Year               30.11%        25.56%           5.41%           4.66%
--------------------------------------------------------------------------------
Life (9/18/91)       80.48%        74.16%           6.22%           5.83%

B Shares
--------------------------------------------------------------------------------
6-Month               2.40%        -1.60%             --              --
--------------------------------------------------------------------------------
1-Year                6.70%         2.70%           6.70%           2.70%
--------------------------------------------------------------------------------
3-Year               10.46%         8.49%           3.37%           2.75%
--------------------------------------------------------------------------------
Life (5/1/97)        19.57%        18.57%           4.39%           4.18%

C Shares
--------------------------------------------------------------------------------
6-Month               2.41%         1.41%             --              --
--------------------------------------------------------------------------------
1-Year                6.39%         5.39%           6.39%           5.39%
--------------------------------------------------------------------------------
3-Year               10.19%        10.19%           3.29%           3.29%
--------------------------------------------------------------------------------
Life (5/1/97)        19.30%        19.30%           4.33%           4.33%

X Shares
--------------------------------------------------------------------------------
6-Month               2.51%         0.01%             --              --
--------------------------------------------------------------------------------
1-Year                6.60%         4.10%           6.60%           4.10%
--------------------------------------------------------------------------------
3-Year               11.24%         9.76%           3.61%           3.15%
--------------------------------------------------------------------------------
5-Year               26.69%        26.69%           4.85%           4.85%
--------------------------------------------------------------------------------
Life (5/1/95)        35.08%        35.08%           5.00%           5.00%
--------------------------------------------------------------------------------

(1) Total returns include changes in share price and assume reinvestment of dividends and capital gains in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price and calculations for Class A returns at MOP include the current maximum initial sales charge of 3.50%. Class B returns at MOP include the applicable contingent deferred sales charge of 4% (1-year), 2% (3-year) and 1% (life-of-class). Class C returns at MOP include the contingent deferred sales charge of 1%. Class X returns at MOP show results of hypothetical investments on 12/31/00, 6/30/00, 6/30/98, 6/30/96 and 5/1/95,
after deduction of the applicable contingent deferred sales charge of 2.50% (1-year), 1.50% (3-year) and 0% (5-year and life-of-class). An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. Class X shares are subject to an annual 0.50% asset-based sales charge. The Fund no longer offers Class X shares. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.

The Fund's performance may, from time to time, be subject to substantial short-term changes, particularly during periods of market or interest-rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com. Investment returns and the principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

14 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
==============================================================================================
Municipal Bonds and Notes--99.1%
----------------------------------------------------------------------------------------------
 New York--80.2%
$     5,000  Albany GO                     7.000%    01/15/2010    07/15/2001(b)   $     5,093
----------------------------------------------------------------------------------------------
    301,615  Albany Hsg. Authority         0.000     10/01/2012    10/01/2002(a)        99,195
----------------------------------------------------------------------------------------------
    250,000  Albany Hsg. Authority         6.250     10/01/2012(s) 10/01/2007(b)       267,817
----------------------------------------------------------------------------------------------
    810,000  Albany IDA (Albany
             Medical Center)               5.600     05/01/2005    11/27/2003(c)       798,830
----------------------------------------------------------------------------------------------
  1,800,000  Albany IDA (H. Johnson
             Office Park)                  5.250     03/01/2018(s) 03/01/2003(f)     1,803,366
----------------------------------------------------------------------------------------------
    125,000  Albany IDA (Port of Albany)   6.250     02/01/2005    08/24/2003(c)       125,529
----------------------------------------------------------------------------------------------
     50,000  Albany IDA (Spectrapark)      7.500     12/01/2003    12/01/2001(b)        50,649
----------------------------------------------------------------------------------------------
  3,525,000  Albany IDA (Spectrapark)      7.600     12/01/2009(s) 12/01/2001(b)     3,624,757
----------------------------------------------------------------------------------------------
     75,000  Albany IDA (University
             Heights-Albany Law School)    6.750     12/01/2019(s) 12/01/2009(b)        85,842
----------------------------------------------------------------------------------------------
  1,655,000  Albany IDA (University
             Heights-Albany Pharmacy)      6.750     12/01/2019(s) 12/01/2009(b)     1,894,247
----------------------------------------------------------------------------------------------
  1,000,000  Albany Municipal Water
             Finance Authority             6.375     12/01/2017(s) 12/01/2009(b)     1,124,710
----------------------------------------------------------------------------------------------
     40,000  Albany Parking Authority      0.000     09/15/2002    09/15/2002           38,406
----------------------------------------------------------------------------------------------
     25,000  Albany Parking Authority      0.000     09/15/2003    09/15/2003           23,051
----------------------------------------------------------------------------------------------
    625,000  Albany Parking Authority      0.000     09/15/2004    09/15/2004          550,275
----------------------------------------------------------------------------------------------
     20,000  Albany Parking Authority      0.000     09/15/2005    09/15/2005           16,785
----------------------------------------------------------------------------------------------
  1,000,000  Albany Parking Authority      6.700     11/01/2006(s) 11/01/2001(b)     1,041,300
----------------------------------------------------------------------------------------------
  1,610,000  Albany Parking Authority      6.850     11/01/2012(s) 11/01/2001(b)     1,673,740
----------------------------------------------------------------------------------------------
  5,040,000  Albany Parking Authority      7.150     09/15/2016(s) 09/15/2001(b)     5,171,494
----------------------------------------------------------------------------------------------
  3,550,000  Allegany County IDA
             (Atlantic Richfield)          6.625     09/01/2016    09/01/2002(b)     3,734,884
----------------------------------------------------------------------------------------------
  1,500,000  Allegany County IDA
             (Houghton College)            5.250     01/15/2024    09/17/2021(c)     1,415,790
----------------------------------------------------------------------------------------------
  1,750,000  Amherst IDA (Daemen College)  5.750     10/01/2011    12/30/2007(c)     1,758,575
----------------------------------------------------------------------------------------------
    960,000  Andpress HDC (Andpress Plaza) 6.600     01/15/2023(s) 08/01/2003(b)       984,499
----------------------------------------------------------------------------------------------
  6,940,000  Babylon IDA (WSNCHS East,
             Inc.)                         6.500     08/01/2019(s) 08/01/2010(b)     7,792,440
----------------------------------------------------------------------------------------------
    150,000  Babylon IDA (WWH Ambulance)   7.000     09/15/2001    09/15/2001          150,340
----------------------------------------------------------------------------------------------
    100,000  Baldwinsville Devel. Corp.    7.200     06/01/2010(s) 01/01/2002(b)       101,248
----------------------------------------------------------------------------------------------
    200,000  Battery Park City Authority   5.650     12/01/2013(s) 12/01/2001(b)       200,100
----------------------------------------------------------------------------------------------
     45,000  Battery Park City Authority   5.800     11/01/2022(s) 11/01/2005(b)        46,278
----------------------------------------------------------------------------------------------
    575,000  Blauvelt Volunteer Fire
             Company                       6.000     10/15/2008    07/27/2005(c)       569,428
----------------------------------------------------------------------------------------------
     40,000  Brookhaven GO                 6.400     10/01/2010    10/01/2002(b)        42,406
----------------------------------------------------------------------------------------------
    195,000  Brookhaven IDA (Dowling
             College)                      6.300     03/01/2002    03/01/2002          196,260
----------------------------------------------------------------------------------------------
    205,000  Brookhaven IDA (Dowling
             College)                      6.400     03/01/2003    03/01/2003          207,579
----------------------------------------------------------------------------------------------
    875,000  Brookhaven IDA (Stony Brook
             Foundation)                   5.750     11/01/2008    08/13/2005(c)       882,569
----------------------------------------------------------------------------------------------
    505,000  Buffalo GO                    6.000     12/01/2015    12/01/2009(b)       580,412
----------------------------------------------------------------------------------------------
     50,000  Buffalo GO                    6.250     02/01/2014    08/01/2001(b)        50,655
----------------------------------------------------------------------------------------------
    920,000  Carnegie Redevelopment Corp.  6.250     09/01/2005    10/19/2003(c)       921,822
----------------------------------------------------------------------------------------------
  1,550,000  Carnegie Redevelopment Corp.  6.500     09/01/2011    05/17/2009(c)     1,558,199
----------------------------------------------------------------------------------------------
    435,000  Cattaraugus County IDA
             (Jamestown Community College) 6.000     07/01/2012    01/27/2011(c)       462,944
----------------------------------------------------------------------------------------------
     60,000  Cayuga County COP
             (Auburn Memorial Hospital)    6.000     01/01/2021(s) 01/01/2006(b)        62,113
----------------------------------------------------------------------------------------------
  2,035,000  Chautauqua County Tobacco
             Asset Securitization Corp.    6.000     07/01/2012    10/15/2008(c)     2,095,297


15 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$   795,000  Clifton Springs Hospital
             & Clinic                      7.000%    01/01/2005    09/17/2003(c)   $   788,990
----------------------------------------------------------------------------------------------
    275,000  Dutchess County IDA
             (Bard College)                6.500     11/01/2003    11/01/2003          294,860
----------------------------------------------------------------------------------------------
  1,000,000  Dutchess County IDA
             (Bard College)                7.000     11/01/2017(s) 11/01/2003(b)     1,069,270
----------------------------------------------------------------------------------------------
  1,175,000  Dutchess County Res Rec
             (Solid Waste)                 6.800     01/01/2010(s) 12/01/2002(g)     1,261,468
----------------------------------------------------------------------------------------------
     50,000  East Irondequoit CSD GO       6.125     05/15/2008    05/15/2002(b)        52,267
----------------------------------------------------------------------------------------------
     50,000  East Rochester UFSD GO        6.750     06/15/2011    06/15/2003(b)        54,166
----------------------------------------------------------------------------------------------
    290,000  Elmira HDC                    7.500     08/01/2008    08/01/2001(b)       294,190
----------------------------------------------------------------------------------------------
     20,000  Elmira HDC                    7.500     08/01/2009    08/01/2001(b)        20,289
----------------------------------------------------------------------------------------------
    260,000  Erie County IDA (FMC Corp.)   6.000     02/01/2003    08/02/2002(c)       260,871
----------------------------------------------------------------------------------------------
    730,000  Erie County IDA
             (Medaille College)            7.250     11/01/2010    03/24/2007(c)       738,278
----------------------------------------------------------------------------------------------
    130,000  Erie County IDA
             (Medaille College)            7.400     12/30/2002    06/30/2002(c)       131,703
----------------------------------------------------------------------------------------------
    285,000  Erie County IDA
             (Mercy Hospital)              5.900     06/01/2003    12/05/2002(c)       277,721
----------------------------------------------------------------------------------------------
  8,650,000  Erie County Tobacco Asset
             Securitization Corp.          6.000     07/15/2020    10/03/2009(e)     8,909,413
----------------------------------------------------------------------------------------------
 16,825,000  Erie County Tobacco Asset
             Securitization Corp.          6.500     07/15/2024    07/15/2011(b)    17,836,351
----------------------------------------------------------------------------------------------
  2,945,000  Erie County Tobacco Asset
             Securitization Corp.          6.750     07/15/2040(s) 07/15/2011(b)     3,147,528
----------------------------------------------------------------------------------------------
  1,000,000  Essex County IDA
             (International Paper Co.)     5.800     12/01/2019    12/01/2007(b)     1,010,240
----------------------------------------------------------------------------------------------
    725,000  Franklin County IDA
             (Correctional Facilities)     6.375     11/01/2002    05/09/2002(c)       735,940
----------------------------------------------------------------------------------------------
    460,000  Franklin County IDA
             (Correctional Facilities)     6.750     11/01/2012(s) 11/01/2002(b)       491,004
----------------------------------------------------------------------------------------------
  2,035,000  Franklin County IDA COP       8.125     08/01/2006    11/11/2004(c)     2,227,938
----------------------------------------------------------------------------------------------
  1,775,000  Franklin County SWMA          6.000     06/01/2005    04/02/2004(c)     1,788,561
----------------------------------------------------------------------------------------------
  1,350,000  Franklin County SWMA          6.125     06/01/2009    12/28/2007(c)     1,356,061
----------------------------------------------------------------------------------------------
     70,000  Franklin County SWMA          6.250     06/01/2015(s) 06/01/2005(b)        70,687
----------------------------------------------------------------------------------------------
    830,000  Hamilton EHC (Hamilton
             Apartments)                   11.250    01/01/2015(s) 05/01/2002(b)       859,482
----------------------------------------------------------------------------------------------
  1,180,000  Hempstead IDA (South
             Shore Y JCC)                  5.950     11/01/2007    01/24/2005(c)     1,133,968
----------------------------------------------------------------------------------------------
  3,000,000  Herkimer County IDA
             (Burrows Paper)               8.000     01/01/2009    10/28/2005(c)     2,888,370
----------------------------------------------------------------------------------------------
  1,020,000  Herkimer County IDA
             (College Foundation)          5.850     11/01/2010    10/26/2006(c)     1,051,345
----------------------------------------------------------------------------------------------
  2,485,000  Herkimer Hsg. Authority       7.150     03/01/2011(s) 08/31/2005(g)     2,518,299
----------------------------------------------------------------------------------------------
     15,000  Hudson HDC
             (Providence Hall-Schuyler
             Court)                        6.400     07/01/2012(s) 01/01/2003(b)        15,363
----------------------------------------------------------------------------------------------
     25,000  Hudson HDC
             (Providence Hall-Schuyler
             Court)                        6.500     01/01/2025(s) 01/01/2003(b)        25,578
----------------------------------------------------------------------------------------------
    365,000  Hudson IDA (Have, Inc.)       7.125     12/01/2007    03/20/2005(c)       362,255
----------------------------------------------------------------------------------------------
  3,545,000  Jamestown Hsg. Authority      6.125     07/01/2010(s) 12/24/2006(c)     3,614,340
----------------------------------------------------------------------------------------------
  2,000,000  Jefferson County IDA
             (Champion International)      7.200     12/01/2020    11/15/2002(b)     2,085,560
----------------------------------------------------------------------------------------------
     85,000  Lillian Cooper HDC            7.000     01/01/2022(s) 01/01/2002(b)        86,214
----------------------------------------------------------------------------------------------
     25,000  Lillian Cooper HDC            7.375     01/01/2023(s) 07/01/2002(b)        25,442
----------------------------------------------------------------------------------------------
     22,125  Locke Fire District #1(i)     7.500     07/01/2002    02/16/2002(c)        23,081
----------------------------------------------------------------------------------------------
  1,300,000  Lockport HDC                  6.000     10/01/2018    03/28/2014(c)     1,277,939
----------------------------------------------------------------------------------------------
  1,195,000  Madison County IDA
             (Morrisville College)         6.750     07/01/2007    10/31/2004(c)     1,190,555

16 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$   675,000  Madison County IDA
             (Oneida Healthcare Center)    5.300%    07/01/2005    01/21/2004(c)   $   668,108
----------------------------------------------------------------------------------------------
    235,000  Medina Hsg. Corp.             8.250     08/15/2011(s) 08/15/2001(b)       240,295
----------------------------------------------------------------------------------------------
    480,000  Middleton IDA
             (Fleurchem, Inc.)             7.125     12/01/2008    10/23/2005(c)       483,197
----------------------------------------------------------------------------------------------
  1,220,000  Middletown IDA
             (Southwinds Retirement Home)  5.875     03/01/2007    08/24/2004(c)     1,182,997
----------------------------------------------------------------------------------------------
    310,000  Middletown IDA
             (Southwinds Retirement Home)  7.250     03/01/2003    09/05/2002(c)       325,525
----------------------------------------------------------------------------------------------
      5,000  Monroe County Airport
             Authority (GRIA)              0.000     01/01/2004    01/01/2004            4,565
----------------------------------------------------------------------------------------------
  7,420,000  Monroe County COP             8.050     01/01/2011(s) 01/01/2002(b)     7,592,886
----------------------------------------------------------------------------------------------
     30,000  Monroe County GO              6.100     05/01/2003    11/01/2001(b)        30,605
----------------------------------------------------------------------------------------------
  2,215,000  Monroe County IDA (Al Sigl
             Center)                       6.125     12/15/2008    10/05/2005(c)     2,284,130
----------------------------------------------------------------------------------------------
    825,000  Monroe County IDA (Al Sigl
             Center)                       6.375     12/15/2005    01/28/2004(c)       818,466
----------------------------------------------------------------------------------------------
  1,135,000  Monroe County IDA (Al Sigl
             Center)                       6.750     12/15/2010    02/01/2009(c)     1,115,853
----------------------------------------------------------------------------------------------
    100,000  Monroe County IDA (Cohber
             Press)                        7.550     12/01/2001    12/01/2001          100,046
----------------------------------------------------------------------------------------------
  1,125,000  Monroe County IDA
             (Dayton Rogers Manufacturing) 5.850     12/01/2006    07/30/2004(c)     1,082,047
----------------------------------------------------------------------------------------------
  1,285,000  Monroe County IDA
             (DePaul Community Facilities) 6.500     02/01/2024(s) 02/01/2004(b)     1,351,691
----------------------------------------------------------------------------------------------
  1,230,000  Monroe County IDA (DePaul
             Properties)                   5.900     09/01/2007    11/27/2004(c)     1,194,047
----------------------------------------------------------------------------------------------
    120,000  Monroe County IDA (Geva
             Theatre)                      7.750     04/01/2002    04/01/2002          120,274
----------------------------------------------------------------------------------------------
    285,000  Monroe County IDA (Geva
             Theatre)                      7.750     04/01/2003    04/01/2003          285,650
----------------------------------------------------------------------------------------------
  1,465,000  Monroe County IDA (Piano
             Works)                        6.625     11/01/2006    07/11/2004(c)     1,474,947
----------------------------------------------------------------------------------------------
    125,000  Monroe County IDA (West End
             Business)                     6.750     12/01/2004    07/22/2003(c)       125,899
----------------------------------------------------------------------------------------------
 12,475,000  Monroe County Tobacco Asset
             Securitization Corp.          6.150     06/01/2025    01/22/2009(c)    12,928,716
----------------------------------------------------------------------------------------------
 11,165,000  Monroe County Tobacco Asset
             Securitization Corp.          6.375     06/01/2019(s) 06/01/2011(b)    11,777,177
----------------------------------------------------------------------------------------------
  2,000,000  Monroe County Tobacco Asset
             Securitization Corp.          6.375     06/01/2035(s) 06/01/2011(b)     2,101,900
----------------------------------------------------------------------------------------------
    730,000  Montgomery County IDA
             (ASMF)(i,t,u)                 6.500     01/15/2003    01/15/2003          481,800
----------------------------------------------------------------------------------------------
  1,000,000  MTA Commuter Facilities,
             Series A                      6.125     07/01/2012(s) 07/01/2002(b)     1,045,490
----------------------------------------------------------------------------------------------
  6,600,000  MTA Commuter Facilities,
             Series A                      6.500     07/01/2016    07/01/2007(b)     7,217,166
----------------------------------------------------------------------------------------------
  2,000,000  MTA Dedicated Tax Fund,
             Series A                      6.125     04/01/2015    04/01/2010(b)     2,235,180
----------------------------------------------------------------------------------------------
     50,000  MTA Service Contract,
             Series 5                      6.000     07/01/2018(s) 01/01/2002(b)        50,050
----------------------------------------------------------------------------------------------
     75,000  MTA Service Contract,
             Series 5                      6.000     07/01/2018(s) 01/01/2002(b)        75,070
----------------------------------------------------------------------------------------------
     20,000  MTA Service Contract,
             Series 5                      6.500     07/01/2016(s) 01/01/2002(b)        20,424
----------------------------------------------------------------------------------------------
    125,000  MTA Service Contract,
             Series 5                      6.500     07/01/2016(s) 01/01/2002(b)       127,797
----------------------------------------------------------------------------------------------
  1,000,000  MTA Service Contract,
             Series 5                      7.000     07/01/2012(s) 01/01/2002(b)     1,022,960
----------------------------------------------------------------------------------------------
    115,000  MTA, Series 5                 6.000     07/01/2018(s) 01/01/2002(b)       115,107
----------------------------------------------------------------------------------------------
  7,135,000  MTA, Series A                 6.500     07/01/2016    07/01/2007(b)     7,802,194
----------------------------------------------------------------------------------------------
     15,000  MTA, Series K                 6.000     07/01/2016(s) 07/01/2002(b)        15,208
----------------------------------------------------------------------------------------------
     65,000  MTA, Series M                 6.000     07/01/2014(s) 07/01/2005(b)        67,824
----------------------------------------------------------------------------------------------
     20,000  Nassau County GO              6.375     05/15/2013    05/15/2002b          20,905
----------------------------------------------------------------------------------------------
    710,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000     03/01/2015    03/01/2010(b)       829,834


17 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$   720,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000%    03/01/2016    03/01/2010(b)   $   839,282
----------------------------------------------------------------------------------------------
    730,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000     03/01/2017    03/01/2010(b)       848,114
----------------------------------------------------------------------------------------------
    740,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000     03/01/2018    03/01/2010(b)       859,155
----------------------------------------------------------------------------------------------
    745,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000     03/01/2019    03/01/2010(b)       862,092
----------------------------------------------------------------------------------------------
     90,000  Nassau County GO
             Combined Sewer Districts,
             Series F                      7.000     03/01/2020    03/01/2010(b)       103,318
----------------------------------------------------------------------------------------------
  1,300,000  Nassau County GO
             General Improvement,
             Series F                      6.500     03/01/2018    03/01/2010(b)     1,465,477
----------------------------------------------------------------------------------------------
  1,635,000  Nassau County GO
             General Improvement,
             Series F                      6.500     03/01/2019    03/01/2010(b)     1,836,922
----------------------------------------------------------------------------------------------
    705,000  Nassau County GO
             General Improvement,
             Series F                      7.000     03/01/2014    03/01/2010(b)       827,853
----------------------------------------------------------------------------------------------
  3,435,000  Nassau County GO
             General Improvement,
             Series F                      7.000     03/01/2016    03/01/2010(b)     4,004,076
----------------------------------------------------------------------------------------------
    245,000  Nassau County IDA (ACLD)      7.250     10/01/2004    04/27/2003(c)       247,815
----------------------------------------------------------------------------------------------
    470,000  Nassau County IDA (NSCFGA)    5.750     05/01/2008    07/25/2005(c)       448,765
----------------------------------------------------------------------------------------------
  1,370,000  Nassau County IDA (United
             Cerebral Palsy)               5.750     11/01/2007    01/18/2005(c)     1,355,231
----------------------------------------------------------------------------------------------
  3,260,000  Nassau County IDA (United
             Cerebral Palsy)               5.750     11/01/2009    12/01/2005(c)     3,197,930
----------------------------------------------------------------------------------------------
    680,000  Nassau County Tobacco
             Settlement Corp.              5.300     07/15/2012    07/15/2003(e)       706,799
----------------------------------------------------------------------------------------------
    545,000  Nassau County Tobacco
             Settlement Corp.              5.400     07/15/2013    07/15/2004(e)       567,792
----------------------------------------------------------------------------------------------
    615,000  Nassau County Tobacco
             Settlement Corp.              5.500     07/15/2014    07/15/2005(e)       642,091
----------------------------------------------------------------------------------------------
    645,000  Nassau County Tobacco
             Settlement Corp.              5.625     07/15/2015    07/15/2006(e)       676,334
----------------------------------------------------------------------------------------------
    590,000  Nassau County Tobacco
             Settlement Corp.              5.750     07/15/2016    07/15/2007(e)       620,721
----------------------------------------------------------------------------------------------
    250,000  Nassau County Tobacco
             Settlement Corp.              6.250     07/15/2020    07/15/2012(e)       259,515
----------------------------------------------------------------------------------------------
  7,975,000  Nassau County Tobacco
             Settlement Corp.              6.400     07/15/2033(s) 07/15/2010(b)     8,362,106
----------------------------------------------------------------------------------------------
  2,000,000  Nassau County Tobacco
             Settlement Corp.              6.500     07/15/2027(s) 07/15/2010(b)     2,111,060
----------------------------------------------------------------------------------------------
    245,000  New Rochelle IDA
             (College of New Rochelle)     6.000     07/01/2002    07/01/2002(c)       248,570
----------------------------------------------------------------------------------------------
     85,000  New Rochelle Municipal Hsg.
             Authority                     6.500     12/01/2014(s) 12/01/2011(b)        88,119
----------------------------------------------------------------------------------------------
    210,000  Newark SCHC
             (Newark Rose Garden
             Apartments)                   9.000     03/01/2011(s) 03/01/2011(b)       215,512
----------------------------------------------------------------------------------------------
  2,025,000  Newark-Wayne Community
             Hospital                      7.600     09/01/2015(s) 01/04/2010(c)     1,962,711
----------------------------------------------------------------------------------------------
    700,000  Niagara County IDA
             (Sevenson Hotel)              5.750     05/01/2003    10/30/2002(c)       696,059
----------------------------------------------------------------------------------------------
  5,000,000  Niagara County IDA (Solid
             Waste Disposal)               5.450     11/15/2025    11/15/2012(d)     5,037,650
----------------------------------------------------------------------------------------------
  7,000,000  Niagara County IDA (Solid
             Waste Disposal)               5.550     11/15/2024    11/15/2013(d)     7,052,360
----------------------------------------------------------------------------------------------
  1,175,000  Niagara County Tobacco Asset
             Securitization Corp.          5.875     05/15/2022    05/15/2011(b)     1,200,967
----------------------------------------------------------------------------------------------
 11,995,000  Niagara County Tobacco Asset
             Securitization Corp.          6.750     05/15/2029(s) 05/15/2011(b)    12,991,425
----------------------------------------------------------------------------------------------
  1,195,000  Niagara Falls CSD COP
             (High School Facility)        6.500     06/15/2019    06/15/2009(b)     1,288,138
----------------------------------------------------------------------------------------------
  3,125,000  NY Counties Tobacco Trust
             I (TASC)                      5.800     06/01/2023    04/11/2004(c)     3,211,437
----------------------------------------------------------------------------------------------
 14,195,000  NY Counties Tobacco Trust
             I (TASC)                      6.300     06/01/2019(s) 06/01/2011(b)    14,915,254
----------------------------------------------------------------------------------------------
    305,000  NY Counties Tobacco Trust
             I (TASC)                      6.500     06/01/2035(s) 06/01/2011(b)       323,160


18 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF investments Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$13,240,000  NY Counties Tobacco Trust I
             (TASC) RITES(i)              12.187%(r) 06/01/2028    03/22/2011(e)   $14,860,841
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        5.500     10/01/2014    10/01/2005(b)        20,520
----------------------------------------------------------------------------------------------
     10,000  NYC GO                        5.500     10/01/2016    10/01/2005(b)        10,194
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        5.600     12/01/2010    12/01/2001(b)        15,074
----------------------------------------------------------------------------------------------
     10,000  NYC GO                        5.625     10/01/2012    10/01/2003(b)        10,349
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        5.625     10/01/2013    10/01/2005(b)        20,649
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        5.625     08/01/2014    08/01/2006(b)        15,543
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        5.750     08/15/2012    08/15/2005(b)        20,730
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        5.750     05/15/2013    05/15/2005(b)        15,481
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        5.750     02/01/2015(s) 02/01/2008(b)         5,244
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        5.750     08/01/2015    08/01/2005(b)        25,873
----------------------------------------------------------------------------------------------
     60,000  NYC GO                        5.800     08/01/2013    08/01/2005(b)        62,104
----------------------------------------------------------------------------------------------
     50,000  NYC GO                        6.000     08/01/2006    08/01/2001(a)        51,797
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        6.000     08/01/2006    08/01/2001(b)        15,041
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        6.000     08/01/2008    08/01/2001(b)         5,014
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        6.000     05/15/2010    05/15/2003(b)        15,928
----------------------------------------------------------------------------------------------
     30,000  NYC GO                        6.000     08/01/2010    08/01/2003(b)        32,010
----------------------------------------------------------------------------------------------
     55,000  NYC GO                        6.000     02/01/2011    02/01/2006(b)        59,163
----------------------------------------------------------------------------------------------
     30,000  NYC GO                        6.000     02/15/2011    02/15/2005(b)        31,791
----------------------------------------------------------------------------------------------
    130,000  NYC GO                        6.000     08/01/2011    08/01/2001(a)       130,354
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        6.000     08/01/2011    08/01/2001(b)         5,014
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        6.000     08/01/2011    08/01/2003(b)        26,675
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        6.000     02/15/2012    02/15/2005(b)         5,487
----------------------------------------------------------------------------------------------
     40,000  NYC GO                        6.000     02/15/2012    02/15/2005(b)        42,264
----------------------------------------------------------------------------------------------
     30,000  NYC GO                        6.000     08/01/2012    08/01/2001(a)        30,239
----------------------------------------------------------------------------------------------
    115,000  NYC GO                        6.000     08/01/2012    08/01/2003(b)       119,863
----------------------------------------------------------------------------------------------
     10,000  NYC GO                        6.000     02/15/2014    02/15/2005(b)        10,518
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        6.000     02/15/2015    02/15/2005(b)        15,741
----------------------------------------------------------------------------------------------
    450,000  NYC GO                        6.000     08/01/2015    08/01/2001(a)       451,305
----------------------------------------------------------------------------------------------
     10,000  NYC GO                        6.000     08/01/2016(s) 08/01/2006(b)        10,646
----------------------------------------------------------------------------------------------
     10,000  NYC GO                        6.000     05/15/2019    05/15/2003(b)        10,323
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        6.000     08/15/2026(s) 08/15/2008(b)        15,890
----------------------------------------------------------------------------------------------
     65,000  NYC GO                        6.125     08/01/2011    08/01/2004(b)        70,569
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        6.250     10/01/2008    10/01/2002(b)        15,853
----------------------------------------------------------------------------------------------
     75,000  NYC GO                        6.250     08/01/2010    08/01/2004(b)        81,697
----------------------------------------------------------------------------------------------
  2,000,000  NYC GO                        6.250     08/01/2012    08/01/2006(b)     2,179,060
----------------------------------------------------------------------------------------------
  4,050,000  NYC GO                        6.250     08/01/2013    08/01/2006(b)     4,399,110
----------------------------------------------------------------------------------------------
     70,000  NYC GO                        6.250     08/01/2016    08/01/2002(b)        72,077
----------------------------------------------------------------------------------------------
    110,000  NYC GO                        6.250     08/01/2019    08/01/2004(b)       113,157
----------------------------------------------------------------------------------------------
     75,000  NYC GO                        6.250     08/01/2021    08/01/2002(b)        77,104
----------------------------------------------------------------------------------------------
    415,000  NYC GO                        6.375     08/01/2006    08/01/2002(b)       436,028
----------------------------------------------------------------------------------------------
  1,460,000  NYC GO                        6.375     08/01/2007    08/01/2002(b)     1,516,940
----------------------------------------------------------------------------------------------
  4,000,000  NYC GO                        6.375     08/15/2009    08/15/2005(b)     4,420,880
----------------------------------------------------------------------------------------------
  1,495,000  NYC GO                        6.375     08/01/2010    08/01/2005(b)     1,635,037
----------------------------------------------------------------------------------------------
    815,000  NYC GO                        6.375     08/15/2010    08/15/2005(b)       900,754

19 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$ 5,400,000  NYC GO                        6.375%    08/01/2012    08/15/2005(b)    $5,874,228
----------------------------------------------------------------------------------------------
     95,000  NYC GO                        6.500     08/01/2005    08/01/2002(b)        99,940
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        6.500     08/01/2006    08/01/2002(b)        21,040
----------------------------------------------------------------------------------------------
     95,000  NYC GO                        6.500     08/01/2008    08/01/2002(b)        99,940
----------------------------------------------------------------------------------------------
  8,715,000  NYC GO                        6.500     08/01/2011    08/01/2002(b)     9,168,180
----------------------------------------------------------------------------------------------
     70,000  NYC GO                        6.500     08/01/2012    08/01/2002(b)        73,261
----------------------------------------------------------------------------------------------
     55,000  NYC GO                        6.500     08/01/2013    08/01/2002(b)        57,472
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        6.500     08/01/2014    08/01/2002(b)        20,899
----------------------------------------------------------------------------------------------
    103,000  NYC GO                        6.500     08/01/2014    08/15/2005(b)       112,659
----------------------------------------------------------------------------------------------
     40,000  NYC GO                        6.500     08/01/2016    08/01/2005(b)        43,751
----------------------------------------------------------------------------------------------
  7,500,000  NYC GO                        6.500     05/15/2017    05/15/2010(b)     8,452,875
----------------------------------------------------------------------------------------------
     95,000  NYC GO                        6.500     08/01/2019(s) 08/01/2005(b)       101,399
----------------------------------------------------------------------------------------------
  4,605,000  NYC GO                        6.600     10/01/2016    10/01/2002(b)     4,885,583
----------------------------------------------------------------------------------------------
     70,000  NYC GO                        6.600     10/01/2016    10/01/2002(b)        72,540
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        6.750     10/01/2006    10/01/2002(b)         5,315
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     02/01/2002    08/01/2001(a)         5,028
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        7.000     08/15/2002    08/15/2001(a)        20,103
----------------------------------------------------------------------------------------------
     35,000  NYC GO                        7.000     02/01/2003    08/01/2001(a)        35,132
----------------------------------------------------------------------------------------------
    260,000  NYC GO                        7.000     02/01/2006    02/01/2002(b)       270,067
----------------------------------------------------------------------------------------------
    160,000  NYC GO                        7.000     12/01/2006    12/01/2001(b)       162,899
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     02/01/2009    08/01/2001(b)         5,018
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     10/01/2010    10/01/2002(b)         5,330
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     12/01/2010    12/01/2001(b)         5,086
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     02/01/2011    08/01/2001(b)         5,018
----------------------------------------------------------------------------------------------
     30,000  NYC GO                        7.000     02/01/2012    08/01/2001(b)        30,097
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        7.000     10/01/2015    10/01/2001(a)        25,155
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        7.000     02/01/2016    02/01/2002(b)        25,997
----------------------------------------------------------------------------------------------
  1,495,000  NYC GO                        7.000     02/01/2016    02/01/2002(b)     1,585,507
----------------------------------------------------------------------------------------------
     70,000  NYC GO                        7.000     10/01/2016    10/01/2001(a)        70,436
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        7.000     02/01/2017    02/01/2002(b)        15,908
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.000     02/01/2018    02/01/2002(a)         5,200
----------------------------------------------------------------------------------------------
    120,000  NYC GO                        7.000     02/01/2018    02/01/2002(b)       124,290
----------------------------------------------------------------------------------------------
     35,000  NYC GO                        7.000     10/01/2018    10/01/2001(a)        35,337
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        7.000     10/01/2019    10/01/2001(a)        15,509
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        7.000     02/01/2022    02/01/2002(a)        15,598
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.100     02/01/2004    08/01/2001(b)         5,015
----------------------------------------------------------------------------------------------
    175,000  NYC GO                        7.100     02/01/2009    02/01/2002(b)       182,075
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        7.100     02/01/2010    02/01/2002(b)        20,809
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        7.200     08/01/2001    08/01/2001(a)        25,099
----------------------------------------------------------------------------------------------
     30,000  NYC GO                        7.200     08/01/2002    08/01/2001(b)        30,341
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.200     02/01/2005    08/01/2001(b)         5,019
----------------------------------------------------------------------------------------------
     50,000  NYC GO                        7.250     12/01/2001    12/01/2001           50,957
----------------------------------------------------------------------------------------------
     40,000  NYC GO                        7.250     10/01/2005    10/01/2001(a)        40,462
----------------------------------------------------------------------------------------------
    100,000  NYC GO                        7.250     02/01/2007    08/01/2001(a)       100,400


20 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$     5,000  NYC GO                        7.250%    02/01/2007    08/01/2001(b)   $     5,019
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        7.250     08/15/2017    08/15/2001(a)        15,086
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.500     08/15/2001    08/15/2001            5,029
----------------------------------------------------------------------------------------------
    120,000  NYC GO                        7.500     08/15/2003    08/15/2001(b)       120,696
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        7.500     12/01/2003    12/01/2001(a)        20,404
----------------------------------------------------------------------------------------------
 10,135,000  NYC GO                        7.500     02/01/2004    02/01/2002(b)    10,556,819
----------------------------------------------------------------------------------------------
  2,000,000  NYC GO                        7.500     02/01/2004    02/01/2002(b)     2,082,640
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        7.500     12/01/2004    12/01/2001(a)        25,505
----------------------------------------------------------------------------------------------
    160,000  NYC GO                        7.500     02/01/2005    02/01/2002(b)       166,659
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.500     08/15/2005    08/15/2001(b)         5,029
----------------------------------------------------------------------------------------------
  2,445,000  NYC GO                        7.500     02/01/2006    02/01/2002(b)     2,546,761
----------------------------------------------------------------------------------------------
    160,000  NYC GO                        7.500     02/01/2007    02/01/2002(b)       166,659
----------------------------------------------------------------------------------------------
     25,000  NYC GO                        7.500     02/01/2008    02/01/2002(b)        26,621
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.500     02/01/2008    02/01/2002(b)         5,213
----------------------------------------------------------------------------------------------
    785,000  NYC GO                        7.500     02/01/2009    02/01/2002(b)       817,672
----------------------------------------------------------------------------------------------
     40,000  NYC GO                        7.650     02/01/2007    02/01/2002(b)        41,700
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.700     02/01/2009    02/01/2002(b)         5,214
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        7.750     08/15/2005    08/15/2001(b)         5,107
----------------------------------------------------------------------------------------------
     75,000  NYC GO                        7.750     08/15/2006    08/15/2001(b)        76,579
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        7.750     08/15/2007    08/15/2001(b)        15,316
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        7.750     08/15/2014    08/15/2001(b)        20,421
----------------------------------------------------------------------------------------------
     20,000  NYC GO                        7.750     08/15/2028    08/15/2001(b)        20,112
----------------------------------------------------------------------------------------------
     15,000  NYC GO                        8.000     08/01/2001    08/01/2001           15,068
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        8.000     08/01/2003    08/01/2001(b)         5,022
----------------------------------------------------------------------------------------------
     60,000  NYC GO                        8.000     08/01/2003    08/01/2001(b)        61,166
----------------------------------------------------------------------------------------------
      5,000  NYC GO                        8.250     08/01/2011    08/01/2001(b)         5,099
----------------------------------------------------------------------------------------------
  1,355,000  NYC GO CAB                    0.000(v)  05/15/2014    05/15/2008(b)     1,304,784
----------------------------------------------------------------------------------------------
  5,000,000  NYC GO CARS                   8.820(r)  09/01/2011    08/01/2002(b)     5,356,250
----------------------------------------------------------------------------------------------
     10,000  NYC GO DIAMONDS               0.000(v)  08/01/2007    08/01/2002(b)         9,642
----------------------------------------------------------------------------------------------
  1,950,000  NYC GO LIMO                   0.000(v)  02/01/2007    02/01/2002(b)     1,926,619
----------------------------------------------------------------------------------------------
    115,000  NYC GO PRAMS                  0.000(v)  10/01/2006    10/01/2002(b)       111,777
----------------------------------------------------------------------------------------------
    375,000  NYC HDC (Barclay Avenue)      5.750     04/01/2007    09/06/2004(c)       397,729
----------------------------------------------------------------------------------------------
  1,715,000  NYC HDC (Multifamily Hsg.),
             Series A                      6.550     10/01/2015(s) 04/01/2003(b)     1,790,426
----------------------------------------------------------------------------------------------
  1,970,000  NYC HDC (Pass Through
             Certificate)(i)               6.500     09/20/2003    05/18/2003(c)     2,075,789
----------------------------------------------------------------------------------------------
  1,835,000  NYC IDA (Acme Architectural
             Products)                     5.875     11/01/2009    03/21/2006(c)     1,731,506
----------------------------------------------------------------------------------------------
    730,000  NYC IDA (ALA Realty)          7.000     12/01/2005    01/15/2004(c)       742,140
----------------------------------------------------------------------------------------------
    630,000  NYC IDA (Atlantic Veal &
             Lamb)                         7.250     12/01/2008    10/18/2005(c)       641,050
----------------------------------------------------------------------------------------------
    295,000  NYC IDA
             (Brooklyn Heights Montessori
             School)                       7.500     01/01/2007    09/23/2004(c)       298,897
----------------------------------------------------------------------------------------------
    745,000  NYC IDA (Chardan Corp.)       6.250     11/01/2008    08/21/2005(c)       741,677
----------------------------------------------------------------------------------------------
    450,000  NYC IDA (College of
             Aeronautics)                  5.500     05/01/2013    05/01/2010(b)       447,835
----------------------------------------------------------------------------------------------
    200,000  NYC IDA (College of Mount St.
             Vincent)                      7.000     05/01/2008    04/02/2003(g)       211,404
----------------------------------------------------------------------------------------------
    360,000  NYC IDA (College of New
             Rochelle)                     6.200     09/01/2010(s) 09/01/2005(b)       388,354
----------------------------------------------------------------------------------------------
    660,000  NYC IDA
             (Comprehensive Care
             Management)                   5.750     11/01/2008    08/23/2005(c)       623,317


21 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$   260,000  NYC IDA
             (Comprehensive Care
             Management)                   5.750%    11/01/2008    08/15/2005(c)   $   245,908
----------------------------------------------------------------------------------------------
    565,000  NYC IDA
             (Comprehensive Care
             Management)                   7.250     12/01/2006    08/25/2004(c)       560,226
----------------------------------------------------------------------------------------------
    659,341  NYC IDA (Cummins Engine)      6.500     03/01/2005    03/07/2003(c)       656,941
----------------------------------------------------------------------------------------------
    395,000  NYC IDA (Elmhurst Parking
             Garage)                       7.400     07/30/2002    02/04/2002(c)       406,273
----------------------------------------------------------------------------------------------
    840,000  NYC IDA (Essie Cosmetics)     5.500     11/01/2008    08/18/2005(c)       796,782
----------------------------------------------------------------------------------------------
     45,000  NYC IDA (Federation
             Protestant Welfare)           6.950     11/01/2011    11/01/2001(b)        46,432
----------------------------------------------------------------------------------------------
  1,095,000  NYC IDA (Friends Seminary
             School)                       6.250     09/15/2010    09/28/2006(c)     1,105,173
----------------------------------------------------------------------------------------------
  1,195,000  NYC IDA (Gabrielli Truck
             Sales)                        7.250     12/01/2007    03/16/2005(c)     1,203,831
----------------------------------------------------------------------------------------------
 20,390,000  NYC IDA (Japan Airlines)      6.000     11/01/2015(s) 07/27/2004(g)    21,353,427
----------------------------------------------------------------------------------------------
    805,000  NYC IDA (JBFS)                6.500     12/15/2002    06/21/2002(c)       808,598
----------------------------------------------------------------------------------------------
    435,000  NYC IDA (Julia Gray)          6.500     11/01/2007    01/31/2005(c)       433,969
----------------------------------------------------------------------------------------------
    400,000  NYC IDA (Koenig
             Manufacturing)                7.375     12/01/2010    02/03/2007(c)       407,680
----------------------------------------------------------------------------------------------
  1,095,000  NYC IDA (Little Red
             Schoolhouse)                  5.750     11/01/2007    01/24/2005(c)     1,043,119
----------------------------------------------------------------------------------------------
    755,000  NYC IDA (MediSys Health
             Network)                      5.750     03/15/2006    11/16/2004(c)       737,273
----------------------------------------------------------------------------------------------
    740,000  NYC IDA (Morrisons Pastry)    5.750     11/01/2009    01/16/2005(c)       700,987
----------------------------------------------------------------------------------------------
    550,000  NYC IDA (NY Blood Center)     6.800     05/01/2002    05/01/2002(c)       568,188
----------------------------------------------------------------------------------------------
  2,030,000  NYC IDA (NYC Outward Bound
             Center)                       6.750     11/01/2010(s) 11/01/2001(b)     2,062,378
----------------------------------------------------------------------------------------------
    195,000  NYC IDA
             (Ohel Children's Home &
             Family Services)              7.125     03/15/2003    09/18/2002(c)       208,003
----------------------------------------------------------------------------------------------
  2,080,000  NYC IDA (Polytechnic
             University)                   6.000     11/01/2020    08/21/2017(c)     2,156,918
----------------------------------------------------------------------------------------------
    640,000  NYC IDA (Precision Gear)      5.875     11/01/2009    04/01/2006(c)       609,613
----------------------------------------------------------------------------------------------
    545,000  NYC IDA (Precision Gear)      5.875     11/01/2009    03/08/2006(c)       519,123
----------------------------------------------------------------------------------------------
    195,000  NYC IDA (Precision Gear)      6.500     11/01/2008    09/05/2005(c)       194,780
----------------------------------------------------------------------------------------------
    495,000  NYC IDA (Promotional
             Slideguide)                   7.000     12/01/2005    01/25/2004(c)       500,381
----------------------------------------------------------------------------------------------
  2,150,000  NYC IDA
             (Special Needs Facilities
             Pooled Program)               5.950     07/01/2008    01/27/2005(c)     2,042,005
----------------------------------------------------------------------------------------------
    165,000  NYC IDA (Streamline Plastics) 7.125     12/01/2005    01/25/2004(c)       166,996
----------------------------------------------------------------------------------------------
 18,070,000  NYC IDA
             (Terminal One Group
             Association)                  6.000     01/01/2015(s) 01/01/2004(b)    18,838,156
----------------------------------------------------------------------------------------------
    215,000  NYC IDA
             (Terminal One Group
             Association)                  6.000     01/01/2019(s) 01/01/2006(b)       222,482
----------------------------------------------------------------------------------------------
    500,000  NYC IDA
             (Terminal One Group
             Association)                  6.125     01/01/2024(s) 01/01/2006(b)       522,350
----------------------------------------------------------------------------------------------
  1,090,000  NYC IDA (Ulano)               6.250     11/01/2006    07/06/2004(c)     1,066,663
----------------------------------------------------------------------------------------------
    160,000  NYC IDA (United Nations
             School)                       6.050     12/01/2005    12/01/2005          172,328
----------------------------------------------------------------------------------------------
    170,000  NYC IDA (United Nations
             School)                       6.100     12/01/2006    12/01/2006          184,696
----------------------------------------------------------------------------------------------
    180,000  NYC IDA (United Nations
             School)                       6.150     12/01/2007    12/01/2007          196,331
----------------------------------------------------------------------------------------------
    500,000  NYC IDA (USTA National
             Tennis Center)                6.375     11/15/2014(s) 11/15/2004(b)       548,195
----------------------------------------------------------------------------------------------
  2,000,000  NYC IDA (Visy Paper)          7.550     01/01/2005    08/01/2003(c)     2,042,720
----------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Visy Paper)          7.800     01/01/2016    10/03/2007(g)     4,200,400
----------------------------------------------------------------------------------------------
    530,000  NYC IDA (World Casing Corp.)  5.950     11/01/2007    01/25/2005(c)       521,610
----------------------------------------------------------------------------------------------
     20,000  NYC Municipal Water Finance
             Authority                     5.500     06/15/2019(s) 06/15/2005(b)        20,358
----------------------------------------------------------------------------------------------
    855,000  NYC Municipal Water Finance
             Authority                     5.750     06/15/2013(s) 12/15/2001(a)       924,845
----------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance
             Authority                     5.750     06/15/2013(s) 12/15/2001(a)        55,511


22 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$    40,000  NYC Municipal Water Finance
             Authority                     5.750%    06/15/2018(s) 06/15/2004(b)   $    40,920
----------------------------------------------------------------------------------------------
     25,000  NYC Public Hsg. Authority     6.000     01/01/2004    01/01/2002(b)        25,543
----------------------------------------------------------------------------------------------
  1,850,000  NYS COP                       7.625     03/01/2009(s) 09/01/2001(b)     1,900,856
----------------------------------------------------------------------------------------------
     30,000  NYS DA
             (Bishop Henry B. Hucles
             Nursing Home)                 5.625     07/01/2018(s) 07/01/2008(b)        30,643
----------------------------------------------------------------------------------------------
    265,000  NYS DA (Brooklyn Law School)  6.375     07/01/2007(s) 01/01/2002(b)       271,066
----------------------------------------------------------------------------------------------
    215,000  NYS DA (Brooklyn Law School)  6.400     07/01/2011(s) 01/01/2002(b)       219,898
----------------------------------------------------------------------------------------------
 15,000,000  NYS DA (Catholic Health
             Services)                     6.500     07/01/2020(s) 07/01/2010(b)    16,431,600
----------------------------------------------------------------------------------------------
     15,000  NYS DA (City University)      0.000     07/01/2004    09/25/2003(c)        13,159
----------------------------------------------------------------------------------------------
     60,000  NYS DA (City University)      0.000     07/01/2004    09/25/2003(c)        52,375
----------------------------------------------------------------------------------------------
     35,000  NYS DA (City University)      0.000     07/01/2005    11/25/2003(c)        28,653
----------------------------------------------------------------------------------------------
     75,000  NYS DA (City University)      5.500     07/01/2012(s) 07/01/2005(b)        77,457
----------------------------------------------------------------------------------------------
  1,900,000  NYS DA (City University)      6.000     07/01/2010    07/01/2006(b)     2,068,055
----------------------------------------------------------------------------------------------
     20,000  NYS DA (College of Saint
             Rose)                         6.000     07/01/2011(s) 07/01/2002(b)        21,043
----------------------------------------------------------------------------------------------
      5,000  NYS DA (College of Saint
             Rose)                         6.000     07/01/2011(s) 07/01/2002(b)         5,250
----------------------------------------------------------------------------------------------
     10,000  NYS DA (Dept. of Education)   6.125     07/01/2019(s) 07/01/2006(b)        10,539
----------------------------------------------------------------------------------------------
      5,000  NYS DA (Dept. of Health)      5.500     07/01/2014    07/01/2006(b)         5,153
----------------------------------------------------------------------------------------------
     50,000  NYS DA (Dept. of Health)      5.900     07/01/2009    07/01/2004(b)        53,000
----------------------------------------------------------------------------------------------
     25,000  NYS DA (Dept. of Health)      7.400     07/01/2004    01/01/2002(b)        25,455
----------------------------------------------------------------------------------------------
     40,000  NYS DA (Jewish Geriatric)     7.150     08/01/2014    08/01/2004(b)        44,401
----------------------------------------------------------------------------------------------
     50,000  NYS DA (Jewish Geriatric)     7.350     08/01/2029    08/01/2004(b)        55,789
----------------------------------------------------------------------------------------------
     35,000  NYS DA (JGB Health
             Facilities)                   7.000     07/01/2009(s) 01/01/2002(b)        35,551
----------------------------------------------------------------------------------------------
  3,925,000  NYS DA (KMH Homes)            6.950     08/01/2031    08/01/2001(b)     4,014,254
----------------------------------------------------------------------------------------------
     25,000  NYS DA (Manhattan College)    6.500     07/01/2019(s) 07/01/2002(b)        26,427
----------------------------------------------------------------------------------------------
     20,000  NYS DA (Marist College)       7.125     07/01/2010(s) 01/01/2002(b)        20,368
----------------------------------------------------------------------------------------------
  5,060,000  NYS DA (Miriam Osborn
             Memorial Home Association)    6.875     07/01/2019(s) 07/01/2010(b)     5,616,752
----------------------------------------------------------------------------------------------
  4,750,000  NYS DA
             (Mount Sinai School of
             Medicine)                     6.750     07/01/2009(s) 01/01/2002(b)     4,860,200
----------------------------------------------------------------------------------------------
    760,000  NYS DA
             (Mount Sinai School of
             Medicine)                     6.750     07/01/2015(s) 01/01/2002(b)       777,396
----------------------------------------------------------------------------------------------
    885,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.000     07/01/2013    07/01/2011(b)       921,807
----------------------------------------------------------------------------------------------
  3,000,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.000     07/01/2014    07/01/2011(b)     3,103,740
----------------------------------------------------------------------------------------------
 14,540,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.500     07/01/2015    07/01/2010(b)    15,630,064
----------------------------------------------------------------------------------------------
 11,830,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.500     07/01/2016    07/01/2011(b)    12,679,276
----------------------------------------------------------------------------------------------
 12,000,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.500     07/01/2017    07/01/2011(b)    12,832,920
----------------------------------------------------------------------------------------------
  5,000,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.625     07/01/2018    07/01/2011(b)     5,388,500
----------------------------------------------------------------------------------------------
  5,000,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.625     07/01/2019    07/01/2011(b)     5,372,650
----------------------------------------------------------------------------------------------
  1,750,000  NYS DA (MSH/NYU Hospital
             Center/HJDOI Obligated Group) 6.750     07/01/2020    07/01/2010(b)     1,898,225

23 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued
$    70,000  NYS DA (New Hope Community)   5.700%    07/01/2017(s) 07/01/2005(b)   $    71,797
----------------------------------------------------------------------------------------------
     50,000  NYS DA (Nursing Homes)        5.500     07/01/2010(s) 07/01/2007(b)        52,458
----------------------------------------------------------------------------------------------
  2,680,000  NYS DA (Nyack Hospital)       6.000     07/01/2006    08/11/2004(c)     2,572,800
----------------------------------------------------------------------------------------------
  2,325,000  NYS DA (Nyack Hospital)       6.250     07/01/2013    05/10/2009(c)     2,021,192
----------------------------------------------------------------------------------------------
     10,000  NYS DA (NYS Association
             for Retarded Children)        7.100     07/01/2003    01/01/2002(b)        10,085
----------------------------------------------------------------------------------------------
     25,000  NYS DA (NYS Association
             for Retarded Children)        7.600     07/01/2018(s) 01/01/2002(b)        25,214
----------------------------------------------------------------------------------------------
  2,000,000  NYS DA (Park Ridge Hsg.)      6.375     08/01/2020(s) 08/01/2010(b)     2,186,240
----------------------------------------------------------------------------------------------
  1,470,000  NYS DA (Park Ridge Hsg.)      6.500     08/01/2025(s) 08/01/2010(b)     1,616,721
----------------------------------------------------------------------------------------------
    685,000  NYS DA (Pooled Capital
             Program)                      7.800     12/01/2005(s) 12/01/2001(b)       701,762
----------------------------------------------------------------------------------------------
     20,000  NYS DA (St. Vincent's
             Hospital)                     5.750     08/01/2015(s) 08/01/2007(b)        21,008
----------------------------------------------------------------------------------------------
     25,000  NYS DA (St. Vincent's
             Hospital)                     7.375     08/01/2011    08/01/2001(b)        25,593
----------------------------------------------------------------------------------------------
  1,150,000  NYS DA
             (State University Educational
             Facilities)                   5.750     05/15/2010    05/15/2006(b)     1,238,389
----------------------------------------------------------------------------------------------
    965,000  NYS DA
             (State University Educational
             Facilities)                   6.000     05/15/2017    05/15/2002(b)       965,830
----------------------------------------------------------------------------------------------
    105,000  NYS DA
             (State University Educational
             Facilities)                   6.000     05/15/2017    05/15/2002(b)       105,097
----------------------------------------------------------------------------------------------
    330,000  NYS DA (Suffolk County
             Judicial Facilities)          9.000     10/15/2001(s) 10/15/2001(b)       337,458
----------------------------------------------------------------------------------------------
     10,000  NYS DA (Suffolk County
             Judicial Facilities)          9.000     10/15/2001(s) 10/15/2001(b)        10,182
----------------------------------------------------------------------------------------------
    155,000  NYS DA (Suffolk County
             Judicial Facilities)          9.250     04/15/2006(s) 10/15/2001(b)       166,802
----------------------------------------------------------------------------------------------
     30,000  NYS DA (Suffolk County
             Judicial Facilities)          9.500     04/15/2014(s) 10/15/2001(b)        34,364
----------------------------------------------------------------------------------------------
  3,500,000  NYS DA (Teresian House)       5.250     07/01/2017    11/02/2013(c)     3,486,875
----------------------------------------------------------------------------------------------
    145,000  NYS DA (University of
             Rochester)                    6.500     07/01/2009(s) 01/01/2002(b)       145,429
----------------------------------------------------------------------------------------------
     20,000  NYS DA (University of
             Rochester)                    6.500     07/01/2009(s) 01/01/2002(b)        20,059
----------------------------------------------------------------------------------------------
     60,000  NYS DA (Upstate Community
             Colleges)                     5.500     07/01/2014(s) 07/01/2005(b)        61,503
----------------------------------------------------------------------------------------------
     55,000  NYS DA (Upstate Community
             Colleges)                     5.625     07/01/2012(s) 07/01/2004(b)        56,667
----------------------------------------------------------------------------------------------
     35,000  NYS DA (Upstate Community
             Colleges)                     5.875     07/01/2016(s) 07/01/2009(b)        37,297
----------------------------------------------------------------------------------------------
     20,000  NYS DA (WHELC)                5.800     02/01/2028    08/01/2005(b)        20,526
----------------------------------------------------------------------------------------------
    195,000  NYS EFC (Consolidated Water)  7.150     11/01/2014(s) 11/01/2006(b)       200,661
----------------------------------------------------------------------------------------------
     20,000  NYS EFC (New Rochelle Water)  6.400     12/01/2024    06/01/2002(b)        20,331
----------------------------------------------------------------------------------------------
     85,000  NYS EFC (NYS Water Services)  6.600     06/15/2005    12/15/2001(b)        86,965
----------------------------------------------------------------------------------------------
     25,000  NYS EFC (NYS Water Services)  6.600     03/15/2012    03/15/2002(b)        25,567
----------------------------------------------------------------------------------------------
  2,025,000  NYS EFC (NYS Water Services)  6.700     09/15/2004    09/15/2001(b)     2,071,818
----------------------------------------------------------------------------------------------
    200,000  NYS EFC (NYS Water Services)  6.850     03/15/2003    03/15/2002(b)       202,636
----------------------------------------------------------------------------------------------
  2,770,000  NYS EFC (NYS Water Services)  6.875     06/15/2010(s) 12/15/2001(b)     2,939,662
----------------------------------------------------------------------------------------------
  1,705,000  NYS EFC (NYS Water Services)  6.875     06/15/2014(s) 11/15/2004(b)     1,871,101
----------------------------------------------------------------------------------------------
    545,000  NYS EFC (NYS Water Services)  6.900     05/15/2015(s) 05/22/2004(g)       606,825
----------------------------------------------------------------------------------------------
    750,000  NYS EFC (NYS Water Services)  6.900     11/15/2015(s) 11/15/2004(b)       835,080
----------------------------------------------------------------------------------------------
      5,000  NYS EFC (NYS Water Services)  7.050     06/15/2004    12/15/2001(b)         5,117
----------------------------------------------------------------------------------------------
    210,000  NYS EFC (NYS Water Services)  7.200     03/15/2011(s) 03/15/2002(b)       212,837
----------------------------------------------------------------------------------------------
    640,000  NYS EFC (NYS Water Services)  7.250     06/15/2010(s) 12/15/2001(b)       655,085
----------------------------------------------------------------------------------------------
    400,000  NYS EFC (NYS Water Services)  7.500     03/15/2011(s) 03/15/2002(b)       401,496
----------------------------------------------------------------------------------------------
 14,915,000  NYS EFC (NYS Water Services)  7.500     06/15/2012(s) 12/15/2001(b)    15,358,721
----------------------------------------------------------------------------------------------
     30,000  NYS EFC (NYS Water Services)  7.500     06/15/2012(s) 12/15/2001(b)        30,967


24 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued

$    50,000  NYS EFC
             (State Park Infrastructure)   5.750%    03/15/2013(s) 03/15/2004(b)   $    51,315
----------------------------------------------------------------------------------------------
 22,810,000  NYS ERDA (Brooklyn Union Gas) 6.750     02/01/2024    05/06/2002(b)    23,593,067
----------------------------------------------------------------------------------------------
 13,505,000  NYS ERDA (Brooklyn Union Gas) 6.750     02/01/2024    05/12/2002(b)    14,088,551
----------------------------------------------------------------------------------------------
     25,000  NYS ERDA (Con Ed)             6.000     03/15/2028    03/15/2005(b)        25,757
----------------------------------------------------------------------------------------------
     25,000  NYS ERDA (Con Ed)             6.375     12/01/2027    12/01/2001(b)        25,368
----------------------------------------------------------------------------------------------
    200,000  NYS ERDA (Con Ed)             6.375     12/01/2027    12/01/2001(b)       202,992
----------------------------------------------------------------------------------------------
 20,000,000  NYS ERDA (Con Ed)             7.125     12/01/2029    12/01/2004(b)    22,094,800
----------------------------------------------------------------------------------------------
  2,995,000  NYS ERDA (LILCO)              6.900     08/01/2022    02/01/2002(b)     3,183,984
----------------------------------------------------------------------------------------------
  1,995,000  NYS ERDA (LILCO)              7.150     09/01/2019    06/15/2002(b)     2,090,560
----------------------------------------------------------------------------------------------
 12,750,000  NYS ERDA (LILCO)              7.150     06/01/2020    06/15/2002(b)    13,360,725
----------------------------------------------------------------------------------------------
    680,000  NYS ERDA (LILCO)              7.150     12/01/2020    06/15/2002(b)       712,572
----------------------------------------------------------------------------------------------
    920,000  NYS ERDA (LILCO)              7.150     02/01/2022    06/15/2002(b)       964,068
----------------------------------------------------------------------------------------------
 21,500,000  NYS ERDA (NIMO)               6.625     10/01/2013    10/01/2001(b)    22,108,880
----------------------------------------------------------------------------------------------
     45,000  NYS ERDA (RG&E)               6.350     05/15/2032    05/15/2002(b)        46,358
----------------------------------------------------------------------------------------------
  3,575,000  NYS ERDA (RG&E)               6.500     05/15/2032    05/15/2002(b)     3,684,574
----------------------------------------------------------------------------------------------
     40,000  NYS GO                        6.600     12/01/2014    12/01/2001(b)        40,940
----------------------------------------------------------------------------------------------
    114,000  NYS HFA (General Hsg.)        6.500     11/01/2003    11/01/2001(b)       115,360
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (General Hsg.)        6.600     11/01/2005    11/01/2001(b)        10,120
----------------------------------------------------------------------------------------------
     30,000  NYS HFA (General Hsg.)        6.600     11/01/2006    11/01/2001(b)        30,360
----------------------------------------------------------------------------------------------
  1,435,000  NYS HFA (Health Facility)     6.000     05/01/2007    05/01/2007        1,559,615
----------------------------------------------------------------------------------------------
  2,165,000  NYS HFA (Health Facility)     6.000     05/01/2008    05/01/2006(b)     2,338,200
----------------------------------------------------------------------------------------------
  1,300,000  NYS HFA (HELP-Bronx Hsg.)     8.050     11/01/2005(s) 11/01/2001(b)     1,363,466
----------------------------------------------------------------------------------------------
     10,000  NYS HFA
             (HELP-Westchester Hsg.)       7.550     11/01/2002    05/01/2002(b)        10,017
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     5.500     11/01/2005    11/01/2001(a)         5,392
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     5.500     11/01/2012    11/01/2001(a)         5,438
----------------------------------------------------------------------------------------------
     15,000  NYS HFA
             (Hospital & Nursing Home)     5.875     11/01/2010    11/01/2001(a)        16,831
----------------------------------------------------------------------------------------------
     10,000  NYS HFA
             (Hospital & Nursing Home)     5.875     11/01/2011    11/01/2001(a)        11,218
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     5.900     11/01/2003    11/01/2001(a)         5,305
----------------------------------------------------------------------------------------------
     30,000  NYS HFA
             (Hospital & Nursing Home)     5.900     11/01/2005    11/01/2001(a)        32,766
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     5.900     11/01/2010    11/01/2001(a)         5,620
----------------------------------------------------------------------------------------------
     35,000  NYS HFA
             (Hospital & Nursing Home)     6.000     11/01/2014    11/01/2001(b)        38,899
----------------------------------------------------------------------------------------------
     10,000  NYS HFA
             (Hospital & Nursing Home)     6.375     11/01/2001    11/01/2001           10,125
----------------------------------------------------------------------------------------------
     10,000  NYS HFA
             (Hospital & Nursing Home)     6.875     11/01/2004    11/01/2001(a)        11,081
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     6.875     11/01/2005    11/01/2001(a)         5,662
----------------------------------------------------------------------------------------------
    410,000  NYS HFA
             (Hospital & Nursing Home)     6.875     11/01/2007    11/01/2001(a)       452,271
----------------------------------------------------------------------------------------------
      5,000  NYS HFA
             (Hospital & Nursing Home)     6.875     11/01/2009    11/01/2001(a)         5,952
----------------------------------------------------------------------------------------------
      3,000  NYS HFA
             (Hospital & Nursing Home)     6.875     11/01/2010    11/01/2001(a)         3,600
----------------------------------------------------------------------------------------------
    590,000  NYS HFA
             (Hospital & Nursing Home)     7.000     11/01/2017    11/01/2001(a)       700,831
----------------------------------------------------------------------------------------------
     75,000  NYS HFA (Meadow Manor)        7.750     11/01/2019(s) 11/01/2001(b)        75,268
----------------------------------------------------------------------------------------------
    175,000  NYS HFA (Monroe
             County Health Facilities)     7.625     05/01/2005(s) 05/01/2002(b)       179,364
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Multifamily Hsg.)    0.000     11/01/2010    11/01/2006(b)         6,026
----------------------------------------------------------------------------------------------
    200,000  NYS HFA (Multifamily Hsg.)    0.000     11/01/2011    11/01/2006(b)       113,576
----------------------------------------------------------------------------------------------
    130,000  NYS HFA (Multifamily Hsg.)    0.000     11/01/2013    11/01/2006(b)        65,008
----------------------------------------------------------------------------------------------
     30,000  NYS HFA (Multifamily Hsg.)    5.850     08/15/2013(s) 02/15/2005(b)        30,496


25 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued

  $   5,000  NYS HFA (Multifamily Hsg.)    6.000%    08/15/2003    08/15/2003       $    5,206
----------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)    6.100     08/15/2016(s) 08/15/2008(b)     1,026,020
----------------------------------------------------------------------------------------------
     35,000  NYS HFA (Multifamily Hsg.)    6.200     08/15/2012(s) 08/15/2002(b)        36,036
----------------------------------------------------------------------------------------------
    150,000  NYS HFA (Multifamily Hsg.)    6.250     08/15/2023(s) 08/15/2004(b)       153,396
----------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)    6.450     08/15/2014(s) 08/15/2002(b)     1,033,480
----------------------------------------------------------------------------------------------
    725,000  NYS HFA (Multifamily Hsg.)    6.625     08/15/2012    02/15/2003(b)       753,340
----------------------------------------------------------------------------------------------
  1,620,000  NYS HFA (Multifamily Hsg.)    6.700     08/15/2025(s) 02/15/2003(b)     1,682,597
----------------------------------------------------------------------------------------------
    350,000  NYS HFA (Multifamily Hsg.)    6.850     11/01/2019(s) 11/01/2004(b)       371,364
----------------------------------------------------------------------------------------------
     30,000  NYS HFA (Multifamily Hsg.)    6.900     08/15/2007(s) 08/15/2002(b)        31,318
----------------------------------------------------------------------------------------------
    200,000  NYS HFA (Multifamily Hsg.)    6.950     08/15/2012(s) 08/15/2002(b)       207,948
----------------------------------------------------------------------------------------------
     75,000  NYS HFA (Multifamily Hsg.)    7.000     08/15/2011(s) 08/15/2001(b)        76,640
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Multifamily Hsg.)    7.000     08/15/2022    08/15/2002(b)        20,680
----------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)    7.000     08/15/2023(s) 08/15/2001(b)     1,021,860
----------------------------------------------------------------------------------------------
    255,000  NYS HFA (Multifamily Hsg.)    7.100     08/15/2035(s) 08/15/2001(b)       260,610
----------------------------------------------------------------------------------------------
     40,000  NYS HFA (Multifamily Hsg.)    7.300     11/01/2004    11/01/2001(b)        40,419
----------------------------------------------------------------------------------------------
    394,000  NYS HFA (Multifamily Hsg.)    7.450     11/01/2028(s) 11/01/2001(b)       410,871
----------------------------------------------------------------------------------------------
    105,000  NYS HFA (Multifamily Hsg.)    7.450     11/01/2028(s) 11/01/2001(b)       109,252
----------------------------------------------------------------------------------------------
  1,980,000  NYS HFA (Multifamily Hsg.)    7.750     11/01/2020(s) 11/01/2001(b)     2,088,544
----------------------------------------------------------------------------------------------
    160,000  NYS HFA (Multifamily Hsg.)    8.000     11/01/2008(s) 11/01/2001(b)       163,827
----------------------------------------------------------------------------------------------
     15,000  NYS HFA (Multifamily Hsg.)    8.300     05/15/2005(s) 11/01/2001(b)        15,053
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.000     11/01/2012    11/01/2001(b)         5,056
----------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2004    11/01/2001(b)        45,967
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2005    11/01/2001(b)        10,215
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2006    11/01/2001(b)        10,215
----------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2007    11/01/2001(b)        25,537
----------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2008    11/01/2001(b)        45,967
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2009    11/01/2001(b)        10,215
----------------------------------------------------------------------------------------------
     75,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2011    11/01/2001(b)        76,611
----------------------------------------------------------------------------------------------
     55,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2012    11/01/2001(b)        56,181
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.200     11/01/2013    11/01/2001(b)        10,215
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2002    11/01/2001(b)        20,235
----------------------------------------------------------------------------------------------
     30,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2004    11/01/2001(b)        30,343
----------------------------------------------------------------------------------------------
    145,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2005    11/01/2001(b)       146,733
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2006    11/01/2001(b)        20,228
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2007    11/01/2001(b)         5,057
----------------------------------------------------------------------------------------------
     35,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2008    11/01/2001(b)        35,412
----------------------------------------------------------------------------------------------
     80,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2009    11/01/2001(b)        80,913
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2011    11/01/2001(b)         5,057
----------------------------------------------------------------------------------------------
     55,000  NYS HFA (Nonprofit Hsg.)      6.400     11/01/2013    11/01/2001(b)        57,273
----------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)      6.500     11/01/2001    11/01/2001           15,114
----------------------------------------------------------------------------------------------
     60,000  NYS HFA (Nonprofit Hsg.)      6.500     11/01/2002    11/01/2002           60,760
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.500     11/01/2003    11/01/2001(b)         5,060
----------------------------------------------------------------------------------------------
     35,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2001    11/01/2001           35,420
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2002    11/01/2001(b)        10,227
----------------------------------------------------------------------------------------------
    230,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2003    11/01/2003          235,055


26 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued

  $  75,000  NYS HFA (Nonprofit Hsg.)      6.600%    11/01/2005    11/01/2001(b)    $   76,649
----------------------------------------------------------------------------------------------
     50,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2005    11/01/2001(b)        50,601
----------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2006    11/01/2001(b)        45,989
----------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2006    11/01/2001(b)        15,180
----------------------------------------------------------------------------------------------
    180,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2007    11/01/2001(b)       183,956
----------------------------------------------------------------------------------------------
    115,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2007    11/01/2001(b)       116,381
----------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2008    11/01/2001(b)        25,550
----------------------------------------------------------------------------------------------
     70,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2008    11/01/2001(b)        72,875
----------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2009    11/01/2001(b)        10,120
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2009    11/01/2001(b)        20,440
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2010    11/01/2001(b)        20,440
----------------------------------------------------------------------------------------------
     65,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2011    11/01/2003(b)        66,429
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2011    11/01/2001(b)         5,060
----------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2012    11/01/2001(b)        25,543
----------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)      6.600     11/01/2013    11/01/2001(b)        25,543
----------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2001    11/01/2001(b)        20,256
----------------------------------------------------------------------------------------------
    100,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2004    11/01/2001(b)       104,127
----------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2005    11/01/2001(b)         5,111
----------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2007    11/01/2001(b)        25,553
----------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2008    11/01/2001(b)        15,332
----------------------------------------------------------------------------------------------
     85,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2009    11/01/2001(b)        86,879
----------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2010    11/01/2003(b)        45,995
----------------------------------------------------------------------------------------------
  1,420,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2011    11/01/2001(b)     1,466,320
----------------------------------------------------------------------------------------------
     30,000  NYS HFA (Nonprofit Hsg.)      6.750     11/01/2012    11/01/2001(b)        30,655
----------------------------------------------------------------------------------------------
     61,000  NYS HFA (Nonprofit Hsg.)      6.875     11/01/2010    11/01/2001(b)        61,786
----------------------------------------------------------------------------------------------
  1,080,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2001    11/01/2001(b)     1,098,630
----------------------------------------------------------------------------------------------
  1,165,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2002    11/01/2001(b)     1,211,309
----------------------------------------------------------------------------------------------
  1,265,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2003    11/01/2001(b)     1,315,284
----------------------------------------------------------------------------------------------
  1,360,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2004    11/01/2001(b)     1,414,060
----------------------------------------------------------------------------------------------
  1,480,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2005    11/01/2001(b)     1,538,830
----------------------------------------------------------------------------------------------
  1,600,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2006    11/01/2001(b)     1,663,600
----------------------------------------------------------------------------------------------
  1,745,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2007    11/01/2001(b)     1,814,364
----------------------------------------------------------------------------------------------
  1,895,000  NYS HFA (Nonprofit Hsg.)      8.400     11/01/2008    11/01/2001(b)     1,970,326
----------------------------------------------------------------------------------------------
    195,000  NYS HFA (Phillips Village)    6.700     02/15/2002    02/15/2002          196,453
----------------------------------------------------------------------------------------------
    250,000  NYS HFA (Phillips Village)    6.700     08/15/2002    08/15/2002          253,363
----------------------------------------------------------------------------------------------
    175,000  NYS HFA (Phillips Village)    6.900     02/15/2004    02/15/2004          179,438
----------------------------------------------------------------------------------------------
     85,000  NYS HFA (Phillips Village)    6.900     08/15/2004    08/15/2004           87,539
----------------------------------------------------------------------------------------------
    385,000  NYS HFA (Simeon Dewitt)       8.000     11/01/2018(s) 11/01/2001(b)       388,007
----------------------------------------------------------------------------------------------
    125,000  NYS HFA, Series A             6.100     11/01/2015(s) 05/01/2008(b)       131,998
----------------------------------------------------------------------------------------------
      5,000  NYS LGAC                      5.375     04/01/2014(s) 04/01/2006(b)         5,139
----------------------------------------------------------------------------------------------
    615,000  NYS LGSC (SCSB)               6.375     12/15/2009    04/30/2006(c)       606,544
----------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Aurelia Osborn
             Fox Memorial Hospital)        6.500     11/01/2019    11/01/2001(a)         5,164
----------------------------------------------------------------------------------------------
    500,000  NYS Medcare
             (Beth Israel Medical Center)  7.000     11/01/2001    11/01/2001          494,815
----------------------------------------------------------------------------------------------
    950,000  NYS Medcare
             (Beth Israel Medical Center)  7.125     11/01/2006    12/20/2004(c)       737,913


27 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                           Effective     Market Value
  Amount                                  Coupon      Maturity      Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued

  $ 545,000  NYS Medcare
             (Beth Israel Medical Center)  7.200%    11/01/2014    09/12/2011(c)    $  419,307
----------------------------------------------------------------------------------------------
    435,000  NYS Medcare
             (Beth Israel Medical
             Center)(i)                    7.400     11/01/2004(s) 11/01/2001(b)       445,549
----------------------------------------------------------------------------------------------
     20,000  NYS Medcare
             (Buffalo General Hospital)    6.000     08/15/2014(s) 08/15/2004(b)        21,174
----------------------------------------------------------------------------------------------
     35,000  NYS Medcare
             (Buffalo General Hospital)    6.125     08/15/2024    08/15/2006(b)        36,750
----------------------------------------------------------------------------------------------
     10,000  NYS Medcare
             (Central Suffolk Hospital)    5.875     11/01/2005    12/12/2003(c)         9,793
----------------------------------------------------------------------------------------------
     80,000  NYS Medcare
             (Hospital & Nursing Home)     5.650     08/15/2013    08/15/2005(b)        83,654
----------------------------------------------------------------------------------------------
  3,170,000  NYS Medcare
             (Hospital & Nursing Home)     5.950     08/15/2009    10/22/2002(c)     3,298,892
----------------------------------------------------------------------------------------------
    560,000  NYS Medcare
             (Hospital & Nursing Home)     6.125     02/15/2014    02/15/2004(a)       591,018
----------------------------------------------------------------------------------------------
  2,165,000  NYS Medcare
             (Hospital & Nursing Home)     6.125     02/15/2014(s) 02/15/2006(b)     2,263,637
----------------------------------------------------------------------------------------------
     25,000  NYS Medcare
             (Hospital & Nursing Home)     6.125     02/15/2015(s) 02/15/2006(b)        26,670
----------------------------------------------------------------------------------------------
  2,910,000  NYS Medcare
             (Hospital & Nursing Home)     6.200     08/15/2013(s) 02/15/2005(b)     3,042,260
----------------------------------------------------------------------------------------------
    160,000  NYS Medcare
             (Hospital & Nursing Home)     6.200     08/15/2022    08/15/2002(b)       165,211
----------------------------------------------------------------------------------------------
    200,000  NYS Medcare
             (Hospital & Nursing Home)     6.250     08/15/2012(s) 08/15/2004(a)       217,916
----------------------------------------------------------------------------------------------
     95,000  NYS Medcare
             (Hospital & Nursing Home)     6.250     02/15/2015    08/15/2005(b)       102,344
----------------------------------------------------------------------------------------------
    200,000  NYS Medcare
             (Hospital & Nursing Home)     6.400     11/01/2014(s) 05/01/2002(b)       208,904
----------------------------------------------------------------------------------------------
    570,000  NYS Medcare
             (Hospital & Nursing Home)     6.500     08/15/2012(s) 08/15/2002(b)       599,520
----------------------------------------------------------------------------------------------
    715,000  NYS Medcare
             (Hospital & Nursing Home)     6.500     02/15/2019(s) 02/15/2004(b)       746,067
----------------------------------------------------------------------------------------------
     20,000  NYS Medcare
             (Hospital & Nursing Home)     6.550     08/15/2012    08/15/2002(b)        21,058
----------------------------------------------------------------------------------------------
  1,535,000  NYS Medcare
             (Hospital & Nursing Home)     6.850     02/15/2012(s) 02/15/2002(b)     1,596,369
----------------------------------------------------------------------------------------------
  2,615,000  NYS Medcare
             (Hospital & Nursing Home)     6.875     02/15/2032    02/15/2002(b)     2,716,044
----------------------------------------------------------------------------------------------
     35,000  NYS Medcare
             (Hospital & Nursing Home)     7.000     11/01/2005    11/01/2001(b)        35,815
----------------------------------------------------------------------------------------------
    685,000  NYS Medcare
             (Hospital & Nursing Home)     7.200     11/01/2001    11/01/2001(b)       694,248
----------------------------------------------------------------------------------------------
     85,000  NYS Medcare
             (Hospital & Nursing Home)     7.250     11/01/2002    11/01/2001(b)        86,127
----------------------------------------------------------------------------------------------
    395,000  NYS Medcare
             (Hospital & Nursing Home)     7.250     11/01/2003    11/01/2001(b)       400,151
----------------------------------------------------------------------------------------------
     15,000  NYS Medcare
             (Hospital & Nursing Home)     7.300     08/15/2011    08/15/2001(b)        15,385
----------------------------------------------------------------------------------------------
     85,000  NYS Medcare
             (Hospital & Nursing Home)     7.300     08/15/2011    08/15/2001(b)        87,149
----------------------------------------------------------------------------------------------
    310,000  NYS Medcare
             (Hospital & Nursing Home)     7.350     02/15/2029    08/15/2001(b)       311,522
----------------------------------------------------------------------------------------------
     95,000  NYS Medcare
             (Hospital & Nursing Home)     7.350     02/15/2029    08/15/2001(b)        97,850
----------------------------------------------------------------------------------------------
  1,825,000  NYS Medcare
             (Hospital & Nursing Home)     7.400     11/01/2016(s) 11/01/2001(b)     1,902,563
----------------------------------------------------------------------------------------------
  1,205,000  NYS Medcare
             (Hospital & Nursing Home)     7.450     08/15/2031    08/15/2001(a)     1,236,222
----------------------------------------------------------------------------------------------
  5,175,000  NYS Medcare
             (Hospital & Nursing Home)     7.450     08/15/2031    08/15/2001(a)     5,302,409
----------------------------------------------------------------------------------------------
     25,000  NYS Medcare
             (Hospital & Nursing Home)     7.750     08/15/2010(s) 08/15/2001(b)        25,750
----------------------------------------------------------------------------------------------
    175,000  NYS Medcare
             (Hospital & Nursing Home)     8.625     02/15/2006    02/15/2002(b)       175,786
----------------------------------------------------------------------------------------------
    825,000  NYS Medcare
             (Hospital & Nursing Home)     9.000     02/15/2026    02/15/2002(b)       846,368
----------------------------------------------------------------------------------------------
    815,000  NYS Medcare
             (Hospital & Nursing Home)     9.375     11/01/2016(s) 11/01/2001(b)       873,762
----------------------------------------------------------------------------------------------
  2,095,000  NYS Medcare
             (Hospital & Nursing Home)    10.000     11/01/2006(s) 11/01/2001(b)     2,233,689
----------------------------------------------------------------------------------------------
  1,915,000  NYS Medcare
             (Huntington Hospital)         6.500     11/01/2014    08/29/2011(c)     1,906,344
----------------------------------------------------------------------------------------------
  1,060,000  NYS Medcare
             (Insured Mortgage Nursing)    6.500     11/01/2015    11/01/2002(b)     1,121,777
----------------------------------------------------------------------------------------------
  1,865,000  NYS Medcare
             (Long Term Health Care)       6.450     11/01/2014(s) 05/01/2002(b)     1,948,794
----------------------------------------------------------------------------------------------
    130,000  NYS Medcare
             (Long Term Health Care)       6.800     11/01/2014(s) 05/01/2002(b)       136,325
----------------------------------------------------------------------------------------------
    130,000  NYS Medcare
             (Long Term Health Care)       7.100     11/01/2012(s) 05/01/2002(b)       133,013
----------------------------------------------------------------------------------------------
    235,000  NYS Medcare
             (Long Term Health Care)       7.300     11/01/2005(s) 11/01/2001(b)       238,184
----------------------------------------------------------------------------------------------
     35,000  NYS Medcare
             (Long Term Health Care)       7.375     11/01/2011(s) 11/01/2001(b)        35,476
----------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Mental Health)   0.000     08/15/2001    08/15/2001            4,980


28 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                            Effective     Market Value
  Amount                                  Coupon      Maturity       Maturity*      See Note 1
----------------------------------------------------------------------------------------------
 New York Continued

 $  5,000 NYS Medcare (Mental Health)      0.000%     02/15/2003     08/15/2001(b)     4,583
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      0.000      08/15/2003     08/15/2001(b)     4,417
----------------------------------------------------------------------------------------------
   75,000 NYS Medcare (Mental Health)      5.550      08/15/2001     08/15/2001(b)    75,171
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      5.700      02/15/2003     02/15/2002(b)    10,021
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      6.100      08/15/2013(s)  08/15/2002(b)    10,486
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      6.375      08/15/2010     02/15/2002(a)     5,214
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      6.375      08/15/2014     08/15/2004(b)     5,557
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      6.500      08/15/2024     08/15/2004(a)     5,293
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      7.100      02/15/2002     08/15/2001(b)     5,027
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      7.200      02/15/2004     08/15/2001(b)    10,044
----------------------------------------------------------------------------------------------
  200,000 NYS Medcare (Mental Health)      7.375      02/15/2014(s)  08/15/2001(b)   200,940
----------------------------------------------------------------------------------------------
   15,000 NYS Medcare (Mental Health)      7.400      02/15/2002     02/15/2002(b)    15,205
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      7.400      08/15/2002     02/15/2002(b)    10,136
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      7.400      02/15/2003     08/15/2001(b)     5,125
----------------------------------------------------------------------------------------------
  115,000 NYS Medcare (Mental Health)      7.600      02/15/2002     08/15/2001(b)   117,737
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      7.625      08/15/2007     08/15/2001(a)    10,261
----------------------------------------------------------------------------------------------
   10,000 NYS Medcare (Mental Health)      7.700      08/15/2003(s)  08/15/2001(b)    10,235
----------------------------------------------------------------------------------------------
    5,000 NYS Medcare (Mental Health)      7.750      08/15/2010(s)  02/15/2002(b)     5,069
----------------------------------------------------------------------------------------------
   20,000 NYS Medcare (Mental Health)      7.750      08/15/2010(s)  02/15/2002(b)    20,761
----------------------------------------------------------------------------------------------
  250,000 NYS Medcare (Mental Health)      8.875      08/15/2007(s)  08/15/2001(b)   259,700
----------------------------------------------------------------------------------------------
   85,000 NYS Medcare (Montefiore
          Medical Center)                  5.700      02/15/2012     02/15/2007(b)    89,765
----------------------------------------------------------------------------------------------
   40,000 NYS Medcare (North Shore
          University Hospital)             7.125      11/01/2008(s)  11/01/2001(b)    40,935
----------------------------------------------------------------------------------------------
   75,000 NYS Medcare (Our Lady of
          Mercy Medical Center)            6.250      08/15/2015(s)  02/15/2005(b)    78,127
----------------------------------------------------------------------------------------------
   30,000 NYS Medcare (Our Lady of
          Victory Hospital)                6.625      11/01/2016(s)  11/01/2001(b)    30,911
----------------------------------------------------------------------------------------------
  215,000 NYS Medcare(v)(Our Lady
          Victory Hospital)                7.000      11/01/2004(s)  11/01/2001(b)   217,860
----------------------------------------------------------------------------------------------
   30,000 NYS Medcare (Secured Hospital)   6.125      08/15/2013(s)  02/15/2004(b)    31,616
----------------------------------------------------------------------------------------------
  235,000 NYS Medcare
          (Sisters of Charity Hospital)    6.600      11/01/2007(s)  11/01/2001(b)   242,548
----------------------------------------------------------------------------------------------
  130,000 NYS Medcare
          (Sisters of Charity Hospital)    6.600      11/01/2010(s)  11/01/2001(b)   134,176
----------------------------------------------------------------------------------------------
   35,000 NYS Medcare
          (Sisters of Charity Hospital)    6.625      11/01/2018(s)  11/01/2001(b)    36,018
----------------------------------------------------------------------------------------------
   80,000 NYS Medcare
          (St. Luke's Hospital)            5.600      08/15/2013(s)  08/15/2005(b)    84,528
----------------------------------------------------------------------------------------------
   70,000 NYS Medcare
          (St. Luke's Hospital)            5.625      08/15/2018(s)  08/15/2005(b)    71,779
----------------------------------------------------------------------------------------------
1,540,000 NYS Medcare
          (St. Luke's Hospital)            7.500      11/01/2011(s)  11/01/2001(b) 1,572,725
----------------------------------------------------------------------------------------------
2,630,000 NYS Muni Bond Bank Agency
 (Special Program-City of Buffalo)         6.875      03/15/2006(s)  09/15/2001(b) 2,701,431
----------------------------------------------------------------------------------------------
   10,000 NYS Power Authority              5.500      01/01/2010(s)  01/01/2002(a)    10,712
----------------------------------------------------------------------------------------------
  275,000 NYS Thruway Authority            0.000      01/01/2004     01/01/2004      250,833
----------------------------------------------------------------------------------------------
  250,000 NYS Thruway Authority            0.000      01/01/2005     01/01/2005      218,305
----------------------------------------------------------------------------------------------
  385,000 NYS Thruway Authority            0.000      01/01/2006     01/01/2006      321,155
----------------------------------------------------------------------------------------------
   50,000 NYS Thruway Authority            5.500      04/01/2015(s)  04/01/2007(b)    51,929
----------------------------------------------------------------------------------------------
   45,000 NYS Thruway Authority            5.750      04/01/2016(s)  04/01/2008(b)    47,108


29 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                             Effective     Market Value
  Amount                                      Coupon    Maturity      Maturity*      See Note 1
-------------------------------------------------------------------------------------------------
 New York Continued

$   25,000 NYS UDC (Correctional Facilities)  0.000%    01/01/2003    01/01/2003      $   23,835
-------------------------------------------------------------------------------------------------
    30,000 NYS UDC (Correctional Facilities)  0.000     01/01/2007    01/01/2007          23,793
-------------------------------------------------------------------------------------------------
23,815,000 NYS UDC (Correctional Facilities)  5.375     01/01/2023(s) 01/01/2006(b)   23,880,968
-------------------------------------------------------------------------------------------------
    90,000 NYS UDC (Correctional Facilities)  5.750     01/01/2013(s) 01/01/2005(b)       93,203
-------------------------------------------------------------------------------------------------
    85,000 NYS UDC (Correctional Facilities)  5.750     01/01/2013(s) 01/01/2005(b)       87,812
-------------------------------------------------------------------------------------------------
    15,000 NYS UDC (Correctional Facilities)  6.750     01/01/2026    01/01/2002(b)       15,526
-------------------------------------------------------------------------------------------------
    35,000 NYS UDC (South Mall) CAB           0.000     01/01/2003    01/01/2003          33,265
-------------------------------------------------------------------------------------------------
   130,000 NYS UDC (South Mall) CAB           0.000     01/01/2005    06/24/2004(c)      110,652
-------------------------------------------------------------------------------------------------
    50,000 NYS UDC (South Mall) CAB           0.000     01/01/2005    06/24/2004(c)       42,622
-------------------------------------------------------------------------------------------------
 1,025,000 NYS UDC (South Mall) CAB           0.000     01/01/2011    04/08/2008(c)      593,321
-------------------------------------------------------------------------------------------------
   710,000 NYS UDC (South Mall) CAB           0.000     01/01/2011    04/08/2008(c)      419,504
-------------------------------------------------------------------------------------------------
 6,000,000 NYS UDC (Sub Lien)                 5.500     07/01/2022(s) 07/01/2008(b)    6,099,240
-------------------------------------------------------------------------------------------------
 6,630,000 NYS UDC (Sub Lien)                 5.600     07/01/2026(s) 07/01/2008(b)    6,757,959
-------------------------------------------------------------------------------------------------
 1,900,000 Oneida County IDA
           (Bonide Products)                  5.750     11/01/2007    01/19/2005(c)    1,852,785
-------------------------------------------------------------------------------------------------
 2,285,000 Oneida County IDA
           (Faxton Hospital)                  6.625     01/01/2015(s) 01/01/2010(b)    2,584,404
-------------------------------------------------------------------------------------------------
 1,000,000 Oneida County IDA
           (Presbyterian Home)                6.250     06/01/2015    06/01/2010(b)    1,095,860
-------------------------------------------------------------------------------------------------
    85,000 Oneida Healthcare Corp.            7.100     08/01/2011    08/01/2001(b)       86,944
-------------------------------------------------------------------------------------------------
 1,150,000 Oneida-Herkimer SWMA               6.600     04/01/2004    04/01/2004       1,223,416
-------------------------------------------------------------------------------------------------
   155,000 Oneida-Herkimer SWMA               6.750     04/01/2014(s) 04/01/2005(b)      157,902
-------------------------------------------------------------------------------------------------
    85,000 Onondaga County IDA
           (Coltec Industries)                7.250     06/01/2008(s) 12/01/2001(b)       86,029
-------------------------------------------------------------------------------------------------
   510,000 Onondaga County IDA
           (LeMoyne College)                  5.500     03/01/2014    04/08/2012(c)      511,285
-------------------------------------------------------------------------------------------------
   100,000 Onondaga County Res Rec            6.400     05/01/2002    05/01/2002         101,461
-------------------------------------------------------------------------------------------------
11,885,000 Onondaga County Res Rec            6.875     05/01/2006    05/01/2002(b)   12,257,951
-------------------------------------------------------------------------------------------------
14,595,000 Onondaga County Res Rec            7.000     05/01/2015(s) 05/01/2004(b)   14,986,438
-------------------------------------------------------------------------------------------------
   130,000 Orange County IDA (Glen Arden)     5.400     01/01/2008    01/01/2008         127,967
-------------------------------------------------------------------------------------------------
   825,000 Orange County IDA
           (Kingston Manufacturing)(i)        7.250     11/01/2003    11/18/2002(c)      803,641
-------------------------------------------------------------------------------------------------
    40,000 Orange County IDA (Mental Health)  6.000     05/01/2008    05/01/2006(b)       43,307
-------------------------------------------------------------------------------------------------
    60,000 Orange County IDA (Mental Health)  6.125     05/01/2016(s) 05/01/2008(b)       62,437
-------------------------------------------------------------------------------------------------
 1,805,000 Oswego County Res Rec              6.500     06/01/2004    05/23/2003(c)    1,884,709
-------------------------------------------------------------------------------------------------
    50,000 Philadelphia, NY GO                7.500     12/15/2009    12/15/2009          59,854
-------------------------------------------------------------------------------------------------
18,040,000 Port Authority NY/NJ
           (Delta Air Lines)                  6.950     06/01/2008    06/01/2002(b)   18,743,560
-------------------------------------------------------------------------------------------------
 4,165,000 Port Authority NY/NJ (KIAC)        6.750     10/01/2011    10/01/2008(b)    4,430,560
-------------------------------------------------------------------------------------------------
   275,000 Port Authority NY/NJ (KIAC)        6.750     10/01/2019(s) 10/01/2008(b)      285,973
-------------------------------------------------------------------------------------------------
14,850,000 Port Authority NY/NJ (KIAC)        7.000     10/01/2007    05/02/2005(c)   15,686,798
-------------------------------------------------------------------------------------------------
    15,000 Port Authority NY/NJ,
           100th Series                       5.750     12/15/2015    06/15/2005(b)       15,740
-------------------------------------------------------------------------------------------------
     5,000 Port Authority NY/NJ,
           32nd Series                        5.000     02/01/2003(s) 08/01/2001(b)        5,010
-------------------------------------------------------------------------------------------------
    75,000 Port Authority NY/NJ,
           74th Series                        6.750     08/01/2026(s) 08/01/2001(b)       75,954
-------------------------------------------------------------------------------------------------
    50,000 Port Authority NY/NJ,
           76th Series                        6.500     11/01/2011    11/01/2001(b)       51,051
-------------------------------------------------------------------------------------------------
 8,790,000 Port Authority NY/NJ,
           76th Series                        6.500     11/01/2026    11/01/2001(b)    8,960,262
-------------------------------------------------------------------------------------------------
    90,000 Port Authority NY/NJ,
           76th Series                        6.500     11/01/2026(s) 11/01/2001(b)       91,614
-------------------------------------------------------------------------------------------------
    30,000 Port Authority NY/NJ,
           83rd Series                        6.375     10/15/2017(s) 10/15/2002(b)       31,280
-------------------------------------------------------------------------------------------------
    10,000 Port Authority NY/NJ,
           95th Series                        6.000     07/15/2015    07/16/2006(b)       10,412
-------------------------------------------------------------------------------------------------
 3,300,000 Port Authority NY/NJ,
           96th Series                        6.600     10/01/2023(s) 10/01/2004(b)    3,552,054
-------------------------------------------------------------------------------------------------
    10,000 Port Authority NY/NJ,
           97th Series                        6.500     07/15/2019    01/15/2005(b)       10,835

30 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                                      Effective       Market Value
  Amount                                               Coupon    Maturity      Maturity*       See Note 1
----------------------------------------------------------------------------------------------------------
New York Continued

$    50,000  Portchester CDC (Southport)                7.300%   08/01/2011(s) 02/01/2002(b)   $    50,068
----------------------------------------------------------------------------------------------------------
  1,745,000  Poughkeepsie IDA
             (Eastman & Bixby Redevelopment Corp.)      5.900    08/01/2020    05/16/2009(g)     1,813,910
----------------------------------------------------------------------------------------------------------
  1,085,000  Putnam County IDA (Brewster Plastics)      7.375    12/01/2008    10/14/2005(c)     1,108,360
----------------------------------------------------------------------------------------------------------
    160,000  Rensselaer Hsg. Authority (Renwyck)        7.650    01/01/2011(s) 12/13/2002(g)       169,808
----------------------------------------------------------------------------------------------------------
  1,115,000  Rensselaer Municipal Leasing Corp.
             (Rensselaer County Nursing Home)           6.250    06/01/2004    06/16/2003(c)     1,145,819
----------------------------------------------------------------------------------------------------------
     60,000  Rensselaer Municipal Leasing Corp.
             (Rensselaer County Nursing Home)           6.900    06/01/2024    06/01/2006(b)        60,617
----------------------------------------------------------------------------------------------------------
  1,700,000  Riverhead HDC (Riverpointe Apartments)     5.850    08/01/2010    06/27/2008(g)     1,759,636
----------------------------------------------------------------------------------------------------------
  1,950,000  Rochester Hsg. Authority
             (Crossroads Apartments)                    7.300    07/01/2005    11/03/2003(c)     2,046,915
----------------------------------------------------------------------------------------------------------
    640,000  Rochester Hsg. Authority
             (Stonewood Village)                        5.900    09/01/2009    03/05/2005(g)       647,603
----------------------------------------------------------------------------------------------------------
    265,000  Rockland County IDA (Dominican College)    7.000    03/01/2003    09/06/2002(c)       276,077
----------------------------------------------------------------------------------------------------------
    305,000  Rockland Gardens Hsg. Corp.               10.500    05/01/2011    05/01/2011(b)       312,363
----------------------------------------------------------------------------------------------------------
     50,000  Rome GO                                    6.900    12/15/2007    12/15/2003(b)        53,926
----------------------------------------------------------------------------------------------------------
    240,000  Rome Hsg. Corp.                            7.000    01/01/2026(s) 07/01/2002(b)       248,450
----------------------------------------------------------------------------------------------------------
    225,000  Roxbury CSD GO                             6.400    06/15/2010    06/15/2005(b)       241,191
----------------------------------------------------------------------------------------------------------
    235,000  Roxbury CSD GO                             6.400    06/15/2011    06/15/2005(b)       251,471
----------------------------------------------------------------------------------------------------------
  1,490,000  Saratoga County IDA (Saratoga Sheraton)    6.750    12/31/2007(s) 05/21/2004(g)     1,500,832
----------------------------------------------------------------------------------------------------------
     60,000  Schodack IDA (Hamilton Printing)           7.625    07/01/2001    07/01/2001           60,014
----------------------------------------------------------------------------------------------------------
    120,000  Schuyler County IDA (Cargill)              7.900    04/01/2007    04/01/2007(b)       120,467
----------------------------------------------------------------------------------------------------------
     25,000  Scotia GO                                  6.100    01/15/2012    07/15/2003(b)        26,515
----------------------------------------------------------------------------------------------------------
     30,000  SONYMA, Series 27                          5.650    04/01/2015(s) 10/01/2005(b)        30,725
----------------------------------------------------------------------------------------------------------
    130,000  SONYMA, Series 27                          6.900    04/01/2015(s) 04/01/2002(b)       134,596
----------------------------------------------------------------------------------------------------------
    950,000  SONYMA, Series 28                          6.650    04/01/2022    04/01/2002(c)       958,189
----------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 29-A                        6.100    10/01/2015(s) 03/05/2008(g)        52,712
----------------------------------------------------------------------------------------------------------
     25,000  SONYMA, Series 29-B                        6.450    04/01/2015(s) 03/01/2003(b)        25,598
----------------------------------------------------------------------------------------------------------
    670,000  SONYMA, Series 30-B                        6.000    04/01/2019(s) 03/01/2005(b)       698,227
----------------------------------------------------------------------------------------------------------
     10,000  SONYMA, Series 34                          5.550    09/30/2025    04/10/2025(c)        10,031
----------------------------------------------------------------------------------------------------------
    640,000  SONYMA, Series 36-A                        6.125    10/01/2020(s) 06/06/2006(b)       661,914
----------------------------------------------------------------------------------------------------------
    100,000  SONYMA, Series 39                          5.750    10/01/2010(s) 04/01/2006(b)       104,994
----------------------------------------------------------------------------------------------------------
    155,000  SONYMA, Series 39                          6.000    10/01/2017(s) 04/01/2006(b)       160,414
----------------------------------------------------------------------------------------------------------
  2,125,000  SONYMA, Series 40-A                        6.350    04/01/2021    06/01/2006(b)     2,202,308
----------------------------------------------------------------------------------------------------------
    710,000  SONYMA, Series 40-A                        6.700    04/01/2025(s) 06/01/2004(b)       739,749
----------------------------------------------------------------------------------------------------------
     20,000  SONYMA, Series 41-A                        6.450    10/01/2014(s) 06/01/2004(b)        20,913
----------------------------------------------------------------------------------------------------------
     40,000  SONYMA, Series 41-A                        6.450    10/01/2014(s) 06/01/2004(b)        41,937
----------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 41-B                        6.250    10/01/2014(s) 08/01/2006(b)        52,536
----------------------------------------------------------------------------------------------------------
    180,000  SONYMA, Series 42                          6.400    10/01/2020(s) 09/01/2004(b)       190,539
----------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 43                          6.100    04/01/2009    09/01/2004(b)        53,346
----------------------------------------------------------------------------------------------------------
     25,000  SONYMA, Series 43                          6.100    10/01/2009    09/01/2004(b)        26,673
----------------------------------------------------------------------------------------------------------
    785,000  SONYMA, Series 43                          6.450    10/01/2017(s) 09/01/2004(b)       831,456
----------------------------------------------------------------------------------------------------------
    125,000  SONYMA, Series 46                          6.500    04/01/2013(s) 03/28/2007(b)       133,224
----------------------------------------------------------------------------------------------------------
    140,000  SONYMA, Series 46                          6.600    10/01/2019(s) 03/28/2005(b)       147,606
----------------------------------------------------------------------------------------------------------
 19,430,000  SONYMA, Series 46                          6.650    10/01/2025(s) 03/28/2007(b)    20,311,928


31 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                                      Effective       Market Value
  Amount                                               Coupon    Maturity      Maturity*       See Note 1
----------------------------------------------------------------------------------------------------------
New York Continued

$   65,000  SONYMA, Series 47                          6.375%    10/01/2017(s)  03/28/2007(b)  $   68,545
----------------------------------------------------------------------------------------------------------
    50,000  SONYMA, Series 48                          6.000     04/01/2013     06/29/2007(b)      52,724
----------------------------------------------------------------------------------------------------------
    20,000  SONYMA, Series 48                          6.000     04/01/2013(s)  06/29/2007(b)      21,165
----------------------------------------------------------------------------------------------------------
    25,000  SONYMA, Series 48                          6.100     04/01/2025(s)  06/29/2007(b)      25,902
----------------------------------------------------------------------------------------------------------
    20,000  SONYMA, Series 48                          6.100     04/01/2025(s)  06/29/2007(b)      20,826
----------------------------------------------------------------------------------------------------------
   510,000  SONYMA, Series 50                          6.250     04/01/2010     09/13/2007(b)     524,168
----------------------------------------------------------------------------------------------------------
 5,580,000  SONYMA, Series 50                          6.625     04/01/2025(s)  09/13/2007(b)   5,843,041
----------------------------------------------------------------------------------------------------------
    45,000  SONYMA, Series 51                          6.400     10/01/2017(s)  09/13/2007(b)      46,813
----------------------------------------------------------------------------------------------------------
    10,000  SONYMA, Series 52                          6.100     04/01/2026(s)  01/04/2008(b)      10,381
----------------------------------------------------------------------------------------------------------
    50,000  SONYMA, Series 53                          5.750     10/01/2011(s)  01/04/2008(b)      53,134
----------------------------------------------------------------------------------------------------------
   290,000  SONYMA, Series 54                          6.100     10/01/2015(s)  03/05/2008 g      305,051
----------------------------------------------------------------------------------------------------------
   665,000  SONYMA, Series 56                          5.875     10/01/2019(s)  07/01/2008(b)     683,613
----------------------------------------------------------------------------------------------------------
   100,000  SONYMA, Series 56                          6.500     10/01/2026(s)  07/01/2008(b)     106,164
----------------------------------------------------------------------------------------------------------
 3,000,000  SONYMA, Series 90                          5.750     10/01/2021     01/20/2004(c)   3,113,010
----------------------------------------------------------------------------------------------------------
     5,000  SONYMA, Series MM-1                        7.600     10/01/2002     02/04/2002(b)       5,076
----------------------------------------------------------------------------------------------------------
    60,000  SONYMA, Series MM-1                        7.650     10/01/2003     02/04/2002(b)      61,063
----------------------------------------------------------------------------------------------------------
    10,000  SONYMA, Series MM-2                        7.550     04/01/2002     10/01/2001(b)      10,091
----------------------------------------------------------------------------------------------------------
    75,000  SONYMA, Series MM-2                        7.650     04/01/2004     10/01/2001(b)      76,256
----------------------------------------------------------------------------------------------------------
    40,000  SONYMA, Series QQ                          7.600     10/01/2012     04/01/2002(b)      40,398
----------------------------------------------------------------------------------------------------------
 1,430,000  SONYMA, Series QQ                          7.700     10/01/2012     04/01/2002(b)   1,445,187
----------------------------------------------------------------------------------------------------------
    25,000  SONYMA, Series TT                          6.850     10/01/2001     10/01/2001         25,100
----------------------------------------------------------------------------------------------------------
    20,000  SONYMA, Series TT                          6.950     04/01/2002     04/01/2002         20,240
----------------------------------------------------------------------------------------------------------
   125,000  SONYMA, Series TT                          7.150     04/01/2004     04/01/2002(b)     127,619
----------------------------------------------------------------------------------------------------------
    10,000  SONYMA, Series TT                          7.200     04/01/2005     04/01/2002(b)      10,209
----------------------------------------------------------------------------------------------------------
    25,000  SONYMA, Series TT                          7.200     10/01/2005     04/01/2002(b)      25,522
----------------------------------------------------------------------------------------------------------
    25,000  SONYMA, Series VV                          6.800     10/01/2002     10/01/2001(b)      25,718
----------------------------------------------------------------------------------------------------------
    60,000  SONYMA, Series VV                          6.900     04/01/2003     04/01/2003         61,231
----------------------------------------------------------------------------------------------------------
   100,000  SONYMA, Series VV                          7.000     04/01/2004     10/01/2001(b)     102,234
----------------------------------------------------------------------------------------------------------
   100,000  SONYMA, Series VV                          7.000     10/01/2004     10/01/2001(b)     102,089
----------------------------------------------------------------------------------------------------------
   120,000  SONYMA, Series VV                          7.250     10/01/2007(s)  10/01/2001(b)     122,722
----------------------------------------------------------------------------------------------------------
   110,000  Springville HDC (Springbrook)              5.950     01/01/2010     07/29/2006(c)     112,130
----------------------------------------------------------------------------------------------------------
 1,040,000  St. Casimer's EHC                          7.375     09/01/2010(s)  09/01/2001(b)   1,062,755
----------------------------------------------------------------------------------------------------------
   880,000  St. Lawrence IDA (PACES)                   5.875     06/30/2007     03/03/2005(c)     842,459
----------------------------------------------------------------------------------------------------------
 1,065,000  Suffolk County IDA (ACLD)                  5.750     03/01/2006     03/26/2004(c)   1,032,294
----------------------------------------------------------------------------------------------------------
 1,025,000  Suffolk County IDA (ALIA--CCDRCA)          7.000     06/01/2016     10/11/2010(c)   1,026,035
----------------------------------------------------------------------------------------------------------
 1,230,000  Suffolk County IDA (ALIA--FREE)            7.000     06/01/2016     10/11/2010(c)   1,231,242
----------------------------------------------------------------------------------------------------------
   580,000  Suffolk County IDA (ALIA--WORCA)           7.000     06/01/2016     10/11/2010(c)     580,586
----------------------------------------------------------------------------------------------------------
   240,000  Suffolk County IDA (Dowling College)       6.500     12/01/2006     12/01/2006        246,194
----------------------------------------------------------------------------------------------------------
    50,000  Suffolk County IDA (Dowling College)       6.625     06/01/2024     12/29/2016(c)      45,571
----------------------------------------------------------------------------------------------------------
 2,015,000  Suffolk County IDA
            (Huntington First Aid Squad)               6.025     11/01/2008     08/21/2005(c)   1,932,869
----------------------------------------------------------------------------------------------------------
   290,000  Suffolk County IDA
            (Mattituck-Laurel Library)                 6.000     09/01/2019(s)  09/01/2010(b)     317,318
----------------------------------------------------------------------------------------------------------
    30,000  Suffolk County IDA (OBPWC)                 7.000     11/01/2002     05/02/2002(c)      29,832
----------------------------------------------------------------------------------------------------------
   760,000  Suffolk County IDA (Rimland Facilities)(i) 5.062(v)  12/01/2004     12/01/2001(b)     760,000


32 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                                      Effective       Market Value
  Amount                                               Coupon    Maturity      Maturity*       See Note 1
------------------------------------------------------------------------------------------------------------
New York Continued

$    40,000  Suffolk County Water Authority             5.625%   06/01/2016(s) 06/01/2004(b)    $    40,850
------------------------------------------------------------------------------------------------------------
  2,190,000  Sunnybrook EHC                            11.250    12/01/2014(s) 04/01/2002(b)      2,338,526
------------------------------------------------------------------------------------------------------------
  3,120,000  Syracuse COP
             (Hancock International Airport)            6.500    01/01/2017(s) 01/01/2002(b)      3,224,988
------------------------------------------------------------------------------------------------------------
  1,105,000  Syracuse COP
             (Hancock International Airport)            6.600    01/01/2005    01/01/2002(b)      1,140,084
------------------------------------------------------------------------------------------------------------
  1,825,000  Syracuse COP
             (Hancock International Airport)            6.625    01/01/2012(s) 01/01/2002(b)      1,877,724
------------------------------------------------------------------------------------------------------------
  3,650,000  Syracuse COP
             (Hancock International Airport)            6.625    01/01/2012(s) 01/01/2002(b)      3,780,159
------------------------------------------------------------------------------------------------------------
  1,210,000  Syracuse COP
             (Hancock International Airport)            6.700    01/01/2007    01/01/2002(b)      1,246,808
------------------------------------------------------------------------------------------------------------
  3,145,000  Syracuse IDA
             (Crouse Irving Health Hospital)i           5.125    01/01/2009    10/05/2005(c)      1,823,345
------------------------------------------------------------------------------------------------------------
    675,000  Syracuse IDA
             (Pavilion on James Senior Hsg.)            6.500    08/01/2007    10/28/2004(c)        680,063
------------------------------------------------------------------------------------------------------------
    155,000  Syracuse IDA (Rockwest Center I)i          7.250    06/01/2003    12/06/2002(c)        152,481
------------------------------------------------------------------------------------------------------------
    930,000  Syracuse IDA (Rockwest Center II)i         7.000    12/01/2005    12/01/2005           511,500
------------------------------------------------------------------------------------------------------------
  1,220,000  Syracuse SCHC
             (East Hill Village Apartments)             6.125    11/01/2010    10/25/2006(c)      1,273,936
------------------------------------------------------------------------------------------------------------
    195,000  Tompkins County IDA (Kendall at Ithaca)    7.875    06/01/2015(s) 06/01/2005(b)        200,144
------------------------------------------------------------------------------------------------------------
    295,000  Tompkins Healthcare Corp.
             (Reconstruction Home)                     10.800    02/01/2028    08/01/2005(b)        352,985
------------------------------------------------------------------------------------------------------------
  3,400,000  Tonawanda HDC (Tonawanda Towers)           6.150    10/01/2011    10/15/2006(g)      3,488,026
------------------------------------------------------------------------------------------------------------
     90,000  Triborough Bridge & Tunnel Authority       6.500    01/01/2019(s) 01/01/2002(b)         92,702
------------------------------------------------------------------------------------------------------------
 13,300,000  TSASC, Inc.  (TFABs)                       6.250    07/15/2027(s) 07/15/2010(b)     13,901,692
------------------------------------------------------------------------------------------------------------
  2,500,000  TSASC, Inc. (TFABs)                        5.900    07/15/2017    07/15/2011(e)      2,598,400
------------------------------------------------------------------------------------------------------------
  4,000,000  TSASC, Inc. (TFABs)                        6.000    07/15/2019    07/15/2013(e)      4,142,320
------------------------------------------------------------------------------------------------------------
  3,525,000  TSASC, Inc. (TFABs)                        6.000    07/15/2020    07/15/2013(e)      3,642,806
------------------------------------------------------------------------------------------------------------
     75,000  Tupper Lake HDC                            8.125    10/01/2010    10/01/2001(b)         75,238
------------------------------------------------------------------------------------------------------------
  1,300,000  Ulster County IDA (Benedictine Hospital)   6.050    06/01/2005    12/29/2003(c)      1,265,745
------------------------------------------------------------------------------------------------------------
  7,000,000  Ulster County Tobacco Asset
             Securitization Corp.                       6.750    06/01/2030(s) 06/01/2012(b)      7,511,560
------------------------------------------------------------------------------------------------------------
    515,000  Union Hsg. Authority (Methodist Homes)     6.800    11/01/2004    06/08/2003(c)        523,266
------------------------------------------------------------------------------------------------------------
  8,000,000  United Nations Devel. Corp., Series(b)     5.600    07/01/2026    01/01/2002(b)      8,000,560
------------------------------------------------------------------------------------------------------------
    465,000  Utica IDA (Utica College)                  5.300    08/01/2008    05/18/2004(c)        472,194
------------------------------------------------------------------------------------------------------------
    100,000  Utica SCHC (Steinhorst Apartments)         6.500    04/15/2008(s) 10/05/2004(g)        106,920
------------------------------------------------------------------------------------------------------------
     10,000  Valley Health Devel. Corp.                 7.850    08/01/2035(s) 08/01/2001(b)         10,344
------------------------------------------------------------------------------------------------------------
     95,000  Watervliet EHC                             8.000    11/15/2001    11/15/2001(b)         95,306
------------------------------------------------------------------------------------------------------------
    100,000  Watervliet EHC                             8.000    11/15/2002    11/15/2002(b)        100,322
------------------------------------------------------------------------------------------------------------
    360,000  Westchester County IDA
            (Beth Abraham Hospital)                     7.250    12/01/2009    06/06/2006(c)        360,418
------------------------------------------------------------------------------------------------------------
    535,000  Westchester County IDA (JBFS)              6.500    12/15/2002    06/20/2002(c)        538,959
------------------------------------------------------------------------------------------------------------
    315,000  Westchester County IDA (JDAM)              6.250    04/01/2005    10/26/2003(c)        316,937
------------------------------------------------------------------------------------------------------------
  1,010,000  Westchester County IDA (JDAM)              6.750    04/01/2016    06/29/2013(c)      1,003,718
------------------------------------------------------------------------------------------------------------
  1,505,000  Yonkers IDA (Hudson Scenic Studio)         5.875    11/01/2007    01/24/2005(c)      1,446,847
------------------------------------------------------------------------------------------------------------
  1,025,000  Yonkers IDA (Philipsburgh Hall)            6.500    11/01/2001    11/01/2001         1,024,959


33 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                                                    Effective         Market Value
  Amount                                                   Coupon          Maturity          Maturity*         See Note 1
-----------------------------------------------------------------------------------------------------------------------------
New York Continued

$   185,000  Yonkers IDA (Philipsburgh Hall)               6.750%          11/01/2008         08/23/2005(c)      $   187,751
-----------------------------------------------------------------------------------------------------------------------------
  2,850,000  Yonkers IDA
             (St. John's Riverside Hospital)               6.625           02/01/2026(s)      02/01/2011(b)        2,978,250
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000  Yonkers IDA
             (St. John's Riverside Hospital)               6.800           07/01/2016         09/17/2010(c)        3,020,760
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000  Yonkers IDA
             (St. Joseph's Hospital), Series 98-B          5.900           03/01/2008         03/01/2006(c)          974,590
                                                                                                                 -----------
                                                                                                                 998,266,987
-----------------------------------------------------------------------------------------------------------------------------
Other States--4.9%
  6,195,000  Alliance Airport Authority, TX
             (American Airlines)                           7.500           12/01/2029(s)      12/01/2001(b)        6,331,166
-----------------------------------------------------------------------------------------------------------------------------
     15,000  Chicago, IL O'Hare International Airport,
             Series A                                      7.250           01/01/2009(s)      01/01/2002(b)           15,182
-----------------------------------------------------------------------------------------------------------------------------
    265,000  Dallas-Fort Worth, TX International Airport
             (American Airlines)                           7.250           11/01/2030         11/01/2002(b)          277,317
-----------------------------------------------------------------------------------------------------------------------------
    225,000  Dallas-Fort Worth, TX International Airport
             (Delta Air Lines)                             7.125           11/01/2026         11/01/2001(b)          226,710
-----------------------------------------------------------------------------------------------------------------------------
    235,000  Dallas-Fort Worth, TX International Airport
             (Delta Air Lines)                             7.625           11/01/2021         11/01/2001(b)          241,740
-----------------------------------------------------------------------------------------------------------------------------
      5,000  Denver, CO City & County Airport, Series A    8.750           11/15/2023(s)      11/15/2001(b)            5,190
-----------------------------------------------------------------------------------------------------------------------------
  3,370,000  Gulf Coast Waste Disposal Authority, TX
             (Champion International Corp.)                7.250           04/01/2017         04/01/2002(b)        3,482,255
-----------------------------------------------------------------------------------------------------------------------------
 16,800,000  Gulf Coast Waste Disposal Authority, TX
             (Champion International Corp.)                7.450           05/01/2026         04/01/2002(b)       17,370,360
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000  IL DFA Pollution Control
             (Commonwealth Edison Corp.)                   7.250           06/01/2011         12/01/2001(b)        2,553,925
-----------------------------------------------------------------------------------------------------------------------------
     10,000  Josephine County, OR School District          6.500           08/01/2009         08/01/2001(b)           10,032
-----------------------------------------------------------------------------------------------------------------------------
   4,760,00  Kenton County, KY Airport
             (Delta Air Lines)                             7.125           02/01/2021         02/01/2002(b)        4,905,370
-----------------------------------------------------------------------------------------------------------------------------
    100,000  Kenton County, KY Airport
             (Delta Air Lines)                             7.250           02/01/2022         02/01/2002(b)          103,125
-----------------------------------------------------------------------------------------------------------------------------
 11,550,000  Kenton County, KY Airport
             (Delta Air Lines)                             7.500           02/01/2012         02/01/2002(b)       11,948,013
-----------------------------------------------------------------------------------------------------------------------------
    120,000  Kenton County, KY Airport
             (Delta Air Lines)                             7.500           02/01/2020         02/01/2002(b)          124,135
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000  Lawrenceburg, IN Pollution Control
             (Indiana Michigan Power Company)              7.000           04/01/2015         04/01/2002(b)        1,037,660
-----------------------------------------------------------------------------------------------------------------------------
      5,000  MA HFA (Single Family Hsg.), Series 22        6.100           06/01/2016(s)      06/01/2002(b)            5,061
-----------------------------------------------------------------------------------------------------------------------------
     25,000  MD Community Devel. Hsg.
             (People's Resource Center)                    6.800           04/01/2024(s)      04/01/2002(b)           25,710
-----------------------------------------------------------------------------------------------------------------------------
     15,000  ME H&HE Facilities Authority
             (Bowdoin College)                             7.100           10/01/2011(s)      10/01/2001(b)           15,452
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000  Meridian Metropolitan District, CO GO         7.500           12/01/2011(s)      12/01/2001(b)        1,537,020
-----------------------------------------------------------------------------------------------------------------------------
     15,000  Montgomery County, MD HOC
             (Multifamily Mortgage), Series C              7.150           07/01/2023(s)      07/01/2002(b)           15,457
-----------------------------------------------------------------------------------------------------------------------------
     10,000  NH Hsg. Finance Authority
             (Single Family Residential Mortgage)          7.550           07/01/2011(s)      01/01/2002(b)           10,210
-----------------------------------------------------------------------------------------------------------------------------
  2,515,000  NH IDA (Public Service Company)               7.650           05/01/2021         11/01/2002(b)        2,569,022
-----------------------------------------------------------------------------------------------------------------------------
  3,965,000  NJ EDA (Elizabethtown Water Company)          6.700           08/01/2021         08/01/2001(b)        4,048,899
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ EDA (Jersey Central Power & Light)         7.100           07/01/2015         01/01/2002(b)        2,085,000
-----------------------------------------------------------------------------------------------------------------------------
     15,000  Pope County, AR
             (Arkansas Power & Light Company)              8.000           11/01/2020         11/01/2001(b)           15,324


34 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                                      Effective       Market Value
  Amount                                               Coupon    Maturity      Maturity*       See Note 1
------------------------------------------------------------------------------------------------------------
Other States Continued

$       10,000  Pulaski County, AR
                (Arkansas Children's Hospital)         6.100%    03/01/2013(s) 03/01/2005(b)   $    10,128
------------------------------------------------------------------------------------------------------------
     1,950,000  St. Charles Parish, LA
                (Louisiana Power & Light Company)      7.500     06/01/2021    12/01/2001(b)     1,993,134
------------------------------------------------------------------------------------------------------------
         5,000  University of AL
                (University of Alabama-Birmingham)     6.750     07/01/2007(s) 01/01/2002(b)         5,096
                                                                                                ----------
                                                                                                60,967,693
------------------------------------------------------------------------------------------------------------
 U.S. Possessions--14.0%
    11,580,000  Guam Airport Authority, Series B       6.400     10/01/2005(s) 03/16/2003(g)    12,246,429
------------------------------------------------------------------------------------------------------------
    15,335,000  Guam Airport Authority, Series B       6.600     10/01/2010(s) 10/01/2003(b)    16,199,741
------------------------------------------------------------------------------------------------------------
    18,115,000  Guam Airport Authority, Series B       6.700     10/01/2023(s) 10/01/2005(b)    19,178,351
------------------------------------------------------------------------------------------------------------
     1,100,000  Guam EDA (TASC)                        5.000     05/15/2022    11/22/2004(c)     1,091,904
------------------------------------------------------------------------------------------------------------
     1,450,000  Guam EDA (TASC)                        5.400     05/15/2031    07/14/2010(c)     1,462,282
------------------------------------------------------------------------------------------------------------
     2,500,000  Guam EDA (TASC)                        5.500     05/15/2041(s) 09/22/2015(c)     2,504,550
------------------------------------------------------------------------------------------------------------
    14,075,000  Guam GO, Series A                      5.375     11/15/2013(s) 11/15/2005(b)    14,150,301
------------------------------------------------------------------------------------------------------------
       500,000  Guam GO, Series A                      5.400     11/15/2018    12/22/2016(c)       498,015
------------------------------------------------------------------------------------------------------------
     2,470,000  Guam GO, Series A                      5.625     09/01/2002    09/01/2001(b)     2,479,386
------------------------------------------------------------------------------------------------------------
     3,630,000  Guam GO, Series A                      5.700     09/01/2003    03/01/2003(b)     3,642,088
------------------------------------------------------------------------------------------------------------
     5,250,000  Guam GO, Series A                      5.750     09/01/2004    09/01/2001(b)     5,265,435
------------------------------------------------------------------------------------------------------------
     1,975,000  Guam GO, Series A                      5.900     09/01/2005    09/01/2001(b)     1,980,550
------------------------------------------------------------------------------------------------------------
     1,000,000  Guam GO, Series A                      6.000     09/01/2006    09/01/2001(b)     1,002,700
------------------------------------------------------------------------------------------------------------
        80,000  Guam Highway, Series A                 6.300     05/01/2012(s) 05/01/2002(b)        83,962
------------------------------------------------------------------------------------------------------------
       100,000  Guam Water System                      7.000     07/01/2002    01/01/2002(b)       103,090
------------------------------------------------------------------------------------------------------------
     1,005,000  Guam Water System                      7.000     07/01/2009    01/01/2002(b)     1,036,316
------------------------------------------------------------------------------------------------------------
     3,000,000  Northern Mariana Islands, Series A     6.000     06/01/2020(s) 06/01/2010(b)     3,075,810
------------------------------------------------------------------------------------------------------------
        78,332  Puerto Rico Aquadilla Bus Lease(i)     8.500     02/02/2002    11/03/2001(c)        78,637
------------------------------------------------------------------------------------------------------------
       187,835  Puerto Rico Aquadilla Equipment
                Lease(i)                               8.000     01/26/2002    10/27/2001(c)       189,011
------------------------------------------------------------------------------------------------------------
        57,821  Puerto Rico Aquadilla Truck Lease(i)   8.500     10/15/2001    10/15/2001(c)        58,019
------------------------------------------------------------------------------------------------------------
     1,368,052  Puerto Rico Dept. of Corrections
                Equipment Lease(i)                     9.000     01/08/2003    04/18/2002(c)     1,397,452
------------------------------------------------------------------------------------------------------------
     1,365,774  Puerto Rico Dept. of Corrections
                Furniture Lease(i)                     7.000     04/25/2004    02/11/2003(c)     1,367,072
------------------------------------------------------------------------------------------------------------
        25,000  Puerto Rico Electric Power Authority   6.000     07/01/2016(s) 07/01/2004(b)        26,347
------------------------------------------------------------------------------------------------------------
        30,000  Puerto Rico Electric Power Authority   6.000     07/01/2016(s) 07/01/2004(b)        31,677
------------------------------------------------------------------------------------------------------------
     5,000,000  Puerto Rico GO                         5.250     07/01/2027(s) 07/01/2011(b)     5,063,250
------------------------------------------------------------------------------------------------------------
       105,000  Puerto Rico GO                         6.000     07/01/2014(s) 07/01/2002(b)       108,578
------------------------------------------------------------------------------------------------------------
         5,000  Puerto Rico GO                         6.000     07/01/2014(s) 07/01/2002(b)         5,205
------------------------------------------------------------------------------------------------------------
     1,800,000  Puerto Rico GO YCN(i)                  8.684(r)  07/01/2008(s) 07/01/2002(b)     1,917,000
------------------------------------------------------------------------------------------------------------
       400,000  Puerto Rico GO YCN                     8.882(r)  07/01/2020(s) 07/01/2004(b)       432,500
------------------------------------------------------------------------------------------------------------
        55,000  Puerto Rico HBFA                       5.850     10/01/2009    04/01/2007(b)        58,529
------------------------------------------------------------------------------------------------------------
       480,000  Puerto Rico HBFA                       6.100     10/01/2015    04/01/2007(b)       503,198
------------------------------------------------------------------------------------------------------------
        90,000  Puerto Rico HBFA
                (Affordable Hsg. Mortgage)             6.250     04/01/2029(s) 04/01/2007(b)        93,507
------------------------------------------------------------------------------------------------------------
     1,673,020  Puerto Rico Health Dept.
                Equipment Lease(i,u)                   7.099     07/23/2003    04/22/2002(c)     1,671,666
------------------------------------------------------------------------------------------------------------
       125,000  Puerto Rico HFC                        6.000     02/01/2009(s) 02/01/2002(b)       128,521
------------------------------------------------------------------------------------------------------------
       135,000  Puerto Rico HFC                        6.650     10/15/2010(s) 10/01/2001(b)       138,136


35 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------


Principal                                                                                    Effective         Market Value
  Amount                                                   Coupon          Maturity          Maturity*         See Note 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
-----------------------------------------------------------------------------------------------------------------------------
$    10,000  Puerto Rico HFC                               6.750%          10/15/2013(s)     10/01/2001(b)      $    10,228
-----------------------------------------------------------------------------------------------------------------------------
     85,000  Puerto Rico HFC                               6.850           10/15/2023(s)     10/10/2001(b)           87,094
-----------------------------------------------------------------------------------------------------------------------------
     10,000  Puerto Rico HFC                               7.100           04/01/2002        04/01/2002(b)           10,121
-----------------------------------------------------------------------------------------------------------------------------
    595,000  Puerto Rico HFC                               7.200           04/01/2003        04/01/2002(b)          602,229
-----------------------------------------------------------------------------------------------------------------------------
     80,000  Puerto Rico HFC                               7.250           10/01/2004        04/01/2002(b)           80,975
-----------------------------------------------------------------------------------------------------------------------------
     85,000  Puerto Rico HFC                               7.300           04/01/2006        04/01/2002(b)           86,040
-----------------------------------------------------------------------------------------------------------------------------
    120,000  Puerto Rico HFC                               7.300           10/01/2006        04/01/2002(b)          121,468
-----------------------------------------------------------------------------------------------------------------------------
     50,000  Puerto Rico HFC                               7.400           04/01/2007        04/01/2002(b)           50,616
-----------------------------------------------------------------------------------------------------------------------------
  3,480,000  Puerto Rico HFC                               7.500           10/01/2015(s)     04/01/2002(b)        3,606,742
-----------------------------------------------------------------------------------------------------------------------------
  7,045,000  Puerto Rico HFC                               7.500           04/01/2022(s)     04/01/2002(b)        7,301,579
-----------------------------------------------------------------------------------------------------------------------------
  1,365,000  Puerto Rico Highway &
             Transportation Authority                      6.625           07/01/2012(s)     07/01/2002(b)        1,428,991
-----------------------------------------------------------------------------------------------------------------------------
  6,250,000  Puerto Rico IMEPCF (PepsiCo)                  6.250           11/15/2013        11/15/2002(b)        6,655,500
-----------------------------------------------------------------------------------------------------------------------------
  7,175,000  Puerto Rico IMEPCF (PepsiCo)                  6.250           11/15/2013        11/15/2002(b)        7,640,514
-----------------------------------------------------------------------------------------------------------------------------
    310,000  Puerto Rico IMEPCF (Squibb)                   6.500           07/01/2004(s)     01/01/2002(b)          310,961
-----------------------------------------------------------------------------------------------------------------------------
  3,525,000  Puerto Rico Infrastructure                    7.500           07/01/2009(s)     01/01/2002(b)        3,572,588
-----------------------------------------------------------------------------------------------------------------------------
     65,000  Puerto Rico Infrastructure                    7.700           07/01/2001        07/01/2001              65,017
-----------------------------------------------------------------------------------------------------------------------------
      5,000  Puerto Rico Infrastructure                    7.700           07/01/2001        07/01/2001               5,001
-----------------------------------------------------------------------------------------------------------------------------
  1,915,000  Puerto Rico Infrastructure                    7.750           07/01/2008(s)     01/01/2002(b)        1,943,151
-----------------------------------------------------------------------------------------------------------------------------
  3,140,000  Puerto Rico Infrastructure                    7.900           07/01/2007(s)     01/01/2002(b)        3,185,844
-----------------------------------------------------------------------------------------------------------------------------
    750,000  Puerto Rico ITEMECF
             (Hospital de la Concepcion)                   6.375           11/15/2015        11/15/2010(b)          840,398
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000  Puerto Rico ITEMECF
             (Hospital de la Concepcion)                   6.500           11/15/2020        11/15/2010(b)        2,226,100
-----------------------------------------------------------------------------------------------------------------------------
  2,180,000  Puerto Rico ITEMECF
             (Mennonite General Hospital)                  6.375           07/01/2006        08/13/2004(c)        2,210,019
-----------------------------------------------------------------------------------------------------------------------------
  1,950,000  Puerto Rico ITEMECF
             (Mennonite General Hospital)                  6.500           07/01/2012        10/09/2009(c)        1,919,970
-----------------------------------------------------------------------------------------------------------------------------
    905,000  Puerto Rico ITEMECF
             (Polytech University)                         5.700           08/01/2013        07/15/2009(c)          906,910
-----------------------------------------------------------------------------------------------------------------------------
  1,045,000  Puerto Rico ITEMECF
             (Ryder Memorial Hospital)                     6.400           05/01/2009(s)     02/26/2006(g)        1,071,240
-----------------------------------------------------------------------------------------------------------------------------
    267,524  Puerto Rico Natural Resources Dept.
             Equipment Lease(i,u)                          7.250           11/23/2001        11/23/2001(c)          266,620
-----------------------------------------------------------------------------------------------------------------------------
    264,595  Puerto Rico Natural Resources Dept.
             Equipment Lease(i,u)                          7.250           01/25/2002        01/25/2002(c)          264,648
-----------------------------------------------------------------------------------------------------------------------------
    762,741  Puerto Rico Natural Resources Dept.
             Equipment Lease(i)                            7.250           10/26/2003        09/25/2002(c)          764,129
-----------------------------------------------------------------------------------------------------------------------------
     62,460  Puerto Rico Office of the Governor
             Computer Lease(i)                             6.906           09/30/2002        09/08/2001(c)           62,511
-----------------------------------------------------------------------------------------------------------------------------
     60,000  Puerto Rico Port Authority                    5.700           07/01/2003(s)     01/01/2002(b)           60,061
-----------------------------------------------------------------------------------------------------------------------------
      5,000  Puerto Rico Port Authority                    5.750           07/01/2002(s)     01/01/2002(b)            5,011
-----------------------------------------------------------------------------------------------------------------------------
     30,000  Puerto Rico Port Authority                    6.000           07/01/2021(s)     01/01/2002(b)           30,047
-----------------------------------------------------------------------------------------------------------------------------
    440,000  Puerto Rico Port Authority                    7.000           07/01/2014(s)     01/01/2002(b)          450,111
-----------------------------------------------------------------------------------------------------------------------------
    195,000  Puerto Rico Port Authority                    7.300           07/01/2007(s)     01/01/2002(b)          197,301
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000  Puerto Rico Port Authority
             (American Airlines)                           6.250           06/01/2026        06/01/2008(b)        3,071,610


36 LIMITED TERM NEW YORK MUNICIPAL FUND


Principal                                                                        Effective          Market Value
  Amount                                                 Coupon    Maturity      Maturity*          See Note 1
---------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued

    $1,100,000  Puerto Rico Port Authority
                (American Airlines)                      6.300%    06/01/2023    06/01/2005(b)      $ 1,118,293
---------------------------------------------------------------------------------------------------------------
       220,000  Puerto Rico Public Buildings Authority   6.000     07/01/2012(s) 01/01/2002(b)          220,460
---------------------------------------------------------------------------------------------------------------
     8,680,000  Puerto Rico Public Buildings Authority   6.000     07/01/2012(s) 01/01/2002(b)        8,698,141
---------------------------------------------------------------------------------------------------------------
       274,092  Puerto Rico State Courts
                Telephone System Lease(i)                7.250     06/04/2002    03/06/2002(c)          272,554
---------------------------------------------------------------------------------------------------------------
     1,345,000  Puerto Rico Urban Renewal                7.875     10/01/2004(s) 10/01/2001(b)        1,366,789
---------------------------------------------------------------------------------------------------------------
        18,311  Puerto Rico Vocational Rehab.
                Vehicle Lease(i)                         8.000     02/17/2002    11/18/2001(c)           18,335
---------------------------------------------------------------------------------------------------------------
       240,000  University of Puerto Rico                5.500     06/01/2012(s) 12/01/2001(b)          242,167
---------------------------------------------------------------------------------------------------------------
        60,000  V.I. HFA                                 6.500     03/01/2025(s) 03/01/2005(b)           61,737
---------------------------------------------------------------------------------------------------------------
     2,750,000  V.I. Public Finance Authority            6.125     10/01/2029(s) 10/01/2011(b)        2,864,455
---------------------------------------------------------------------------------------------------------------
       250,000  V.I. Public Finance Authority            6.500     10/01/2024(s) 10/01/2011(b)          269,473
                                                                                                 --------------
                                                                                                    174,473,226
---------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,212,727,503)--99.1%                                          1,233,707,906
---------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities--0.9%                                                                11,596,329
                                                                                                 --------------
Net Assets--100.0%                                                                               $1,245,304,235
                                                                                                 ==============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:

   a. Date of prerefunded call, or maturity date if escrowed to maturity.

   b. Optional call date; corresponds to the most conservative yield calculation.

   c. Average life due to mandatory (sinking fund) principal payments prior to maturity.

   d. Date of mandatory put.

   e. Date of planned principal payment.

   f. Effective maturity corresponding to variable coupon payment date.

   g. Average life due to mandatory (sinking fund) principal payments prior to the applicable optional call date.

i. Illiquid security--See Note 5 of Notes to Financial Statements.

r. Represents the current interest rate for a variable rate bond known as an inverse floater--See Note 1 of Notes to Financial Statements.

s. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

t. Non-income-accruing security.

u. Issuer is in default.

v. Represents the current interest rate for a variable or increasing rate security.

See accompanying Notes to Financial Statements.


37 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

================================================================================
Portfolio Abbreviations June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACLD           Adults and Children with Learning and
               Developmental Disabilities

ALIA           Alliance of Long Island Agencies

ASMF           Amsterdam Sludge Management Facility

CAB            Capital Appreciation Bond

CARS           Complimentary Auction Rate Security

CCDRCA         Catholic Charities of the Diocese of
               Rockville Centre and Affiliates

CDC            Community Development Corporation

Con Ed         Consolidated Edison Company

COP            Certificates of Participation

CSD            Central School District

DA             Dormitory Authority

DFA            Development Finance Authority

DIAMONDS       Direct Investment of Accrued Municipals

EDA            Economic Development Authority

EFC            Environmental Facilities Corporation

EHC            Elderly Housing Corporation

ERDA           Energy Research and Development Authority

FREE           Family Residences and Essential Enterprises

GO             General Obligation

GRIA           Greater Rochester International Airport

H&HE           Health and Higher Educational

HBFA           Housing Bank and Finance Agency

HDC            Housing Development Corporation

HELP           Homeless Economic Loan Program

HFA            Housing Finance Agency

HFC            Housing Finance Corporation

HJDOI          Hospital for Joint Diseases Orthopaedic Institute

HOC            Housing Opportunities Commission

IDA            Industrial Development Agency

IMEPCF         Industrial, Medical and Environmental Pollution
               Control Facilities

ITEMECF        Industrial, Tourist, Educational, Medical and
               Environmental Community Facilities

JBFS           Jewish Board of Family Services

JCC            Jewish Community Center

JDAM           Julia Dyckman Andrus Memorial

LGAC           Local Government Assistance Corporation

LGSC           Local Government Services Corporation

LILCO          Long Island Lighting Corporation

LIMO           Limited Interest Municipal Obligation

MSH            Mount Sinai Hospital

MTA            Metropolitan Transportation Authority

NIMO           Niagara Mohawk Power Corporation

NSCFGA         North Shore Child and Family Guidance Association

NYC            New York City

NYS            New York State

NYU            New York University

OBPWC          Ocean Bay Park Water Corporation

PACES          Potsdam Auxiliary and College
               Educational Service

PRAMS          Prudential Receipts of Accrual
               Municipal Securities

Res Rec        Resource Recovery Facility

RG&E           Rochester Gas and Electric

RITES          Residual Interest Tax Exempt Security

SCHC           Senior Citizen Housing Corporation

SCSB           Schuyler Community Services Board

SONYMA         State of New York Mortgage Agency

SWMA           Solid Waste Management Authority

TASC           Tobacco Settlement Asset-Backed Bonds

TFABs          Tobacco Flexible Amortization Bonds

UDC            Urban Development Corporation

UFSD           Union Free School District

USTA           United States Tennis Association

V.I.           United States Virgin Islands

WHELC          Wartburg Home of the Evangelical
               Lutheran Church

WORCA          Working Organization for Retarded
               Children and Adults

WWH            Wyandach/Wheatley Heights

YCN            Yield Curve Note


38 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
Industry Concentrations  June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                            Market Value        Percent
--------------------------------------------------------------------------------
Hospital/Healthcare                                $  168,740,133         13.7%
Special Assessment                                    165,101,957         13.4
Marine/Aviation Facilities                            149,349,184         12.1
General Obligation                                    135,082,693         10.9
Municipal Leases                                       93,285,793          7.6
Electric Utilities                                     91,382,792          7.4
Multifamily Housing                                    75,758,456          6.1
Resource Recovery                                      68,395,951          5.5
Single Family Housing                                  41,831,546          3.4
Gas Utilities                                          37,681,618          3.1
Water Utilities                                        32,950,202          2.7
Nonprofit Organization                                 32,729,936          2.7
Pollution Control                                      26,841,761          2.2
Higher Education                                       23,660,056          1.9
Manufacturing, Non-Durable Goods                       22,320,810          1.8
Highways/Railways                                      22,205,494          1.8
Sales Tax Revenue                                      11,994,629          1.0
Other                                                  34,394,895          2.7
                                                   ----------------------------
                                                   $1,233,707,906        100.0%
                                                   ============================


================================================================================
 Summary of Ratings  June 30, 2001 / Unaudited
--------------------------------------------------------------------------------

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                                                                   Percent
--------------------------------------------------------------------------------
AAA                                                                        16.2%
AA                                                                         15.0
A                                                                          33.1
BBB                                                                        31.3
BB                                                                          0.5
B                                                                           0.0
CCC                                                                         0.1
CC                                                                          0.0
C                                                                           0.0
Not Rated                                                                   3.8
                                                                          -----
                                                                          100.0%
                                                                          =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


39 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2001
==========================================================================================
Assets
------------------------------------------------------------------------------------------
Investments, at value (cost $1,212,727,503)--see accompanying statement   $ 1,233,707,906
------------------------------------------------------------------------------------------
Cash                                                                              793,714
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                               78,748,508
Interest                                                                       23,825,382
Shares of beneficial interest sold                                              8,028,531
Other                                                                                 166
                                                                          ---------------
Total assets                                                                1,345,104,207

=========================================================================================
Liabilities
-----------------------------------------------------------------------------------------
Payables and other liabilities:
Investments Purchased                                                          65,358,292
Note payable to bank (interest rate 4.6875% at June 30, 2001)                  32,400,000
Shares of beneficial interest redeemed                                            838,610
Dividends                                                                         678,708
Trustees' compensation                                                            237,989
Transfer and shareholder servicing agent fees                                      34,586
Other                                                                             251,787
                                                                          ---------------
Total liabilities                                                              99,799,972
=========================================================================================
Net Assets                                                                $ 1,245,304,235
                                                                          ===============

=========================================================================================
Composition of Net Assets
-----------------------------------------------------------------------------------------
Paid-in capital                                                           $ 1,252,754,698
-----------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                           2,713,936
-----------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions               (31,144,802)
-----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                      20,980,403
                                                                          ---------------
Net Assets                                                                $ 1,245,304,235
                                                                          ===============

=========================================================================================
Net Asset Value Per Share
-----------------------------------------------------------------------------------------
Class A Shares:

Net asset value and redemption price per share (based on net assets of
$974,571,538 and 296,868,280 shares of beneficial interest outstanding)            $3.28
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                        $3.40
-----------------------------------------------------------------------------------------
Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $110,020,181
and 33,548,248 shares of beneficial interest outstanding)                          $3.28
-----------------------------------------------------------------------------------------
Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $130,597,450
and 39,885,605 shares of beneficial interest outstanding)                          $3.27
-----------------------------------------------------------------------------------------
Class X Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,115,066
and 9,151,696 shares of beneficial interest outstanding)                           $3.29
-----------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.


40 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2001
==================================================================================
Investment Income
----------------------------------------------------------------------------------
Interest                                                              $ 33,983,442
==================================================================================
Expenses
----------------------------------------------------------------------------------
Management fees                                                          2,419,961
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  1,124,012
Class B                                                                    490,602
Class C                                                                    553,563
Class X                                                                    118,293
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    183,385
Class B                                                                     26,150
Class C                                                                     25,943
Class X                                                                      9,667
----------------------------------------------------------------------------------
Interest expense                                                           295,613
----------------------------------------------------------------------------------
Accounting service fees                                                    176,473
----------------------------------------------------------------------------------
Custodian fees and expenses                                                 58,820
----------------------------------------------------------------------------------
Other                                                                      122,978
                                                                      ------------
Total expenses                                                           5,605,460
Less reduction to custodian expenses                                       (10,820)
                                                                      ------------
Net expenses                                                             5,594,640


==================================================================================
Net Investment Income                                                   28,388,802

==================================================================================
Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  1,822,026

----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments      1,273,410
                                                                      ------------
Net realized and unrealized gain (loss)                                  3,095,436

==================================================================================
Net Increase in Net Assets Resulting from Operations                  $ 31,484,238
                                                                      ============

See accompanying Notes to Financial Statements


41 LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Six Months                Year
                                                                                   Ended               Ended
                                                                            June 30, 2001            Dec. 31,
                                                                              (Unaudited)                2000
=============================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $    28,388,802    $    55,532,243
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         1,822,026         (7,633,941)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             1,273,410         34,684,890
                                                                             --------------------------------
Net increase (decrease) in net assets resulting from operations                 31,484,238         82,583,192

=============================================================================================================
Dividends and/or Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                        (22,715,912)       (44,847,231)
Class B                                                                         (2,018,953)        (3,406,138)
Class C                                                                         (2,278,921)        (4,210,488)
Class X                                                                           (691,185)        (1,457,394)

=============================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                         44,492,752       (121,748,106)
Class B                                                                         16,908,307          1,834,641
Class C                                                                         28,380,232        (20,002,042)
Class X                                                                         (2,629,901)        (7,670,046)

=============================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                       90,930,657       (118,923,612)
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                          1,154,373,578      1,273,297,190
                                                                           ----------------------------------
End of period [including undistributed (overdistributed)
net investment income of $2,713,936 and $2,030,105, respectively]          $ 1,245,304,235    $ 1,154,373,578
                                                                           ==================================

See accompanying Notes to Financial Statements.


42 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months                                                    Year
                                                     Ended                                                   Ended
                                             June 30, 2001                                                  Dec. 31,
Class A                                         (Unaudited)   2000        1999           1998       1997     1996(1)
=====================================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   3.27   $   3.19   $     3.37     $   3.34   $   3.26   $   3.28
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .08        .16          .15          .16        .17        .17
Net realized and unrealized gain (loss)                .01        .07         (.18)         .03        .08       (.02)
                                                  --------------------------------------------------------------------
Total income (loss) from investment
operations                                             .09        .23         (.03)         .19        .25        .15
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.08)      (.15)        (.15)        (.16)      (.17)      (.17)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   3.28   $   3.27   $     3.19     $   3.37   $   3.34   $   3.26
=====================================================================================================================


Total Return, at Net Asset Value(2)                   2.79%      7.47%       (0.87)%       5.94%      8.01%      4.82%
---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $974,572   $927,079   $1,025,714     $979,316   $771,828   $634,172
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $934,149   $945,492   $1,060,745     $884,849   $677,376   $606,742
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 4.98%      4.88%        4.64%        4.80%      5.27%      5.37%
Expenses                                              0.80%      0.85%        0.81%        0.82%(4)   0.83%      0.89%
Expenses, net of interest expense and
reduction to custodian expense(5)                     0.75%      0.78%        0.77%        0.80%      0.80%      0.83%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%        37%          37%          25%        27%        24%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period Continued (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


43 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                               Six Months                                       Year
                                                    Ended                                       Ended
                                            June 30, 2001                                     Dec. 31,
Class B                                        (Unaudited)       2000        1999      1998       1997(1)
========================================================================================================
Per Share Operating Data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   3.27     $   3.19    $  3.37    $  3.34    $  3.25
Income (loss) from investment operations:
Net investment income                                  .07          .13        .13        .14        .10
Net realized and unrealized gain (loss)                .01          .08       (.18)       .03        .09
                                                  ------------------------------------------------------
Total income (loss) from investment operations         .08          .21       (.05)       .17        .19
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.07)        (.13)      (.13)      (.14)      (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   3.28     $   3.27    $  3.19    $  3.37    $  3.34
                                                  ======================================================

========================================================================================================
Total Return, at Net Asset Value(2)                   2.40%        6.65%     (1.64)%     5.13%      5.89%
--------------------------------------------------------------------------------------------------------

========================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $110,020     $ 92,786    $88,758    $64,388    $21,500
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 99,026     $ 86,107    $78,263    $43,620    $ 9,873
Ratios to average net assets:(3)
Net investment income                                 4.20%        4.09%      3.84%      3.97%      4.18%
Expenses                                              1.56%        1.63%      1.59%      1.59%(4)   1.56%
Expenses, net of interest expense and
reduction to custodian expense(5)                     1.51%        1.56%      1.55%      1.57%      1.54%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%          37%        37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31, 1997.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds. See accompanying Notes to Financial Statements.


44 LIMITED TERM NEW YORK MUNICIPAL FUND

                                               Six Months                                       Year
                                                    Ended                                       Ended
                                            June 30, 2001                                     Dec. 31,
Class C                                        (Unaudited)       2000        1999      1998       1997(1)
=========================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   3.26     $   3.18    $   3.36   $   3.33   $   3.25
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .07          .13         .13        .14        .10
Net realized and unrealized gain (loss)                .01          .08        (.18)       .03        .08
                                                  -------------------------------------------------------
Total income (loss) from investment operations         .08          .21        (.05)       .17        .18
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.07)        (.13)       (.13)      (.14)      (.10)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.27        $3.26       $3.18      $3.36      $3.33
                                                  =======================================================

=========================================================================================================
Total Return, at Net Asset Value2                     2.41%        6.67%      (1.63)%     5.15%      5.58%
---------------------------------------------------------------------------------------------------------


=========================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $130,597     $101,858    $119,329    $94,870    $26,862
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $111,790     $105,452    $116,249    $61,717    $12,705
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                 4.20%        4.11%       3.86%      3.98%      4.22%
Expenses                                              1.55%        1.62%       1.57%      1.57%(4)   1.54%
Expenses, net of interest expense and
reduction to custodian expense5                       1.50%        1.55%       1.53%      1.55%      1.51%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 16%          37%         37%        25%        27%

1. For the period from May 1, 1997 (inception of offering) to December 31, 1997.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


45 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                Six Months                                                    Year
                                                     Ended                                                   Ended
                                             June 30, 2001                                                  Dec. 31,
Class X                                         (Unaudited)   2000        1999           1998       1997     1996(1)
=====================================================================================================================
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  3.28     $  3.20     $  3.38     $  3.35     $  3.27     $  3.28
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .07         .14         .13         .15         .16         .16
Net realized and unrealized gain (loss)              .01         .08        (.18)        .03         .08        (.01)
Total income (loss) from investment              --------------------------------------------------------------------
operations                                           .08         .22        (.05)        .18         .24         .15
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.07)       (.14)       (.13)       (.15)       (.16)       (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  3.29     $  3.28     $  3.20     $  3.38     $  3.35     $  3.27
                                                 ====================================================================

=====================================================================================================================
Total Return, at Net Asset Value(2)                 2.51%       6.88%      (1.39)%      5.38%       7.44%       4.59%
---------------------------------------------------------------------------------------------------------------------


=====================================================================================================================
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $30,115     $32,651     $39,496     $47,424     $52,510     $40,828
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $31,792     $34,684     $44,237     $49,866     $49,563     $28,971
Ratios to average net assets:(3)
Net investment income                               4.46%       4.34%       4.11%       4.30%       4.75%       4.85%
Expenses                                            1.33%       1.39%       1.34%       1.35%(4)    1.35%       1.38%
Expenses, net of interest expense and
reduction to custodian expense(5)                   1.28%       1.32%       1.30%       1.32%       1.32%       1.32%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               16%         37%         37%         25%         27%         24%

1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

5. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


46 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


47 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies Continued

Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2001, the Fund had entered into outstanding net when-issued or forward commitments of $63,834,278.

--------------------------------------------------------------------------------

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $22,566,591 as of June 30, 2001. Including the effect of leverage, inverse floaters represent 2.61% of the Fund's total assets as of June 30, 2001.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

48 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $31,134,503. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

               Expiring
               -----------------------------------------------
                2002                               $ 6,750,004
               -----------------------------------------------
                2003                                 2,250,684
               -----------------------------------------------
                2004                                   244,677
               -----------------------------------------------
                2006                                   484,870
               -----------------------------------------------
                2007                                15,555,960
               -----------------------------------------------
                2008                                 7,670,334
               -----------------------------------------------
                Total capital loss carryover       $32,956,529

--------------------------------------------------------------------------------

Trustees' Compensation. The Fund has adopted an unfun the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2001, a credit of $42,440 was made for the Fund's projected benefit obligations and payments of $2,627 were made to retired trustees, resulting in an accumulated liability of $224,051 as of June 30, 2001.

   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


49 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies Continued

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax-related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


50 LIMITED TERM NEW YORK MUNICIPAL FUND

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended June 30, 2001   Year Ended December 31, 2000
                             Shares           Amount         Shares          Amount
---------------------------------------------------------------------------------------
Class A
Sold                       36,446,763    $ 119,420,224     30,497,760    $  97,989,808
Dividends and/or
distributions reinvested    4,355,767       14,264,655      8,746,099       28,077,543
Redeemed                  (27,201,514)     (89,192,127)   (77,375,199)    (247,815,457)
                          ------------------------------------------------------------
Net increase (decrease)    13,601,016    $  44,492,752    (38,131,340)   $(121,748,106)
                          ============================================================

---------------------------------------------------------------------------------------
Class B
Sold                        7,079,197    $  23,167,426      5,527,602    $  17,764,247
Dividends and/or
distributions reinvested      400,978        1,312,495        715,828        2,296,395
Redeemed                   (2,312,877)      (7,571,614)    (5,700,634)     (18,226,001)
                          ------------------------------------------------------------
Net increase (decrease)     5,167,298    $  16,908,307        542,796    $   1,834,641
                          ============================================================

---------------------------------------------------------------------------------------
Class C
Sold                       11,545,677    $  37,728,357      5,349,627    $  17,125,175
Dividends and/or
distributions reinvested      483,199        1,579,183        965,305        3,092,089
Redeemed                   (3,343,020)     (10,927,308)   (12,593,417)     (40,219,306)
                          ------------------------------------------------------------
Net increase (decrease)     8,685,856    $  28,380,232     (6,278,485)   $ (20,002,042)
                          ============================================================

---------------------------------------------------------------------------------------
Class X
Sold                               --    $          --             --    $          --
Dividends and/or
distributions reinvested      135,396          444,765        302,132          971,839
Redeemed                     (936,918)      (3,074,666)    (2,697,344)      (8,641,885)
                          ------------------------------------------------------------
Net increase (decrease)      (801,522)   $  (2,629,901)    (2,395,212)   $  (7,670,046)
                          ============================================================

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and
proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $265,469,452 and $184,225,766, respectively.


51 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================

4. Fees and Other Transactions with Affiliates Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.41%.

--------------------------------------------------------------------------------

Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 2001, the Fund paid $176,473 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          Aggregate                 Class A             Commissions             Commissions           Commissions
                          Front-End               Front-End              on Class A              on Class B            on Class C
                      Sales Charges           Sales Charges                  Shares                  Shares                Shares
 Six Months              on Class A             Retained by             Advanced by             Advanced by           Advanced by
 Ended                       Shares             Distributor            Distributor(1)           Distributor(1)        Distributor(1)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2001            $1,102,755                $205,219                $203,168                $661,353              $368,351

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                            Class A                 Class B                  Class C                  Class X
                         Contingent              Contingent               Contingent               Contingent
                           Deferred                Deferred                 Deferred                 Deferred
                      Sales Charges           Sales Charges            Sales Charges            Sales Charges
 Six Months             Retained by             Retained by              Retained by              Retained by
 Ended                  Distributor             Distributor              Distributor              Distributor
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2001                 $6,204                $105,449                  $17,896                    $833

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class X shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


52 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2001, payments under the Class A plan totaled $1,124,012, all of which were paid by the Distributor to recipients, and included $23,338 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B, Class C and Class X Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class X plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

   The Distributor retains the asset-based sales charge on Class B and Class X shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

   The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2001, were as follows:

                                                                                                      Distributor's
                                                                              Distributor's               Aggregate
                                                                                  Aggregate            Unreimbursed
                                                                               Unreimbursed           Expenses as %
                             Total Payments         Amount Retained                Expenses           of Net Assets
                                 Under Plan          by Distributor              Under Plan                of Class
-------------------------------------------------------------------------------------------------------------------
 Class B Plan                      $490,602                $367,586              $1,797,335                  1.63%
 Class C Plan                       553,563                  97,821               1,957,364                  1.50
 Class X Plan                       118,293                  79,057                      --                    --


53 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================

5. Illiquid Securities

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001, was $33,154,051, which represents 2.66% of the Fund's net assets.

================================================================================

6. Bank Borrowings

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

   The Fund had borrowings outstanding of $32,400,000 as of June 30, 2001. For the six months ended June 30, 2001, the average monthly loan balance was $9,960,119 at an average interest rate of 5.728%. The maximum amount of borrowings outstanding at any month-end was $32,400,000.


54 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

LIMITED TERM NEW YORK MUNICIPAL FUND
--------------------------------------------------------------------------------

A Series of Rochester Portfolio Series
================================================================================

Officers and Trustees                  Bridget A. Macaskill, Trustee, President
                                         and Chairman of the Board
                                       John Cannon, Trustee
                                       Paul Y. Clinton, Trustee
                                       Thomas W. Courtney, Trustee
                                       Robert G. Galli, Trustee
                                       Lacy B. Herrmann, Trustee
                                       Brian Wruble, Trustee
                                       Ronald H. Fielding, Vice President
                                       Andrew J. Donohue, Secretary
                                       Brian W. Wixted, Treasurer
                                       Robert J. Bishop, Assistant Treasurer
                                       Adele A. Campbell, Assistant Treasurer
                                       Scott T. Farrar, Assistant Treasurer
                                       Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor                     OppenheimerFunds, Inc.

================================================================================

Distributor                            OppenheimerFunds Distributor, Inc.

================================================================================

Transfer and Shareholder               OppenheimerFunds Services
Servicing Agent

================================================================================

Custodian of                           Citibank, N.A.
Portfolio Securities

================================================================================

Independent Auditors                   KPMG llp

================================================================================

Legal Counsel                          Mayer, Brown & Platt

                                       The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                       Oppenheimer funds are distributed by
                                       OppenheimerFunds Distributor, Inc.,
                                       Two World Trade Center, New York, NY
                                       10048-0203.

          (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


55 LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------

INFORMATION AND SERVICES
--------------------------------------------------------------------------------


                    As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website-- we're here to help.

--------------------------------------------------------------------------------

                    Internet
                    24-hr access to account information and transactions(2) www.oppenheimerfunds.com

                    ------------------------------------------------------------

                    General Information
                    Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                    1.800.525.7048

                    ------------------------------------------------------------

                    Telephone Transactions
                    Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                    1.800.852.8457

                    ------------------------------------------------------------

                    PhoneLink
                    24-hr automated information and automated transactions 1.800.533.3310

                    ------------------------------------------------------------

                    Telecommunications Device for the Deaf (TDD)
                    Mon-Fri 9am-6:30pm ET
                    1.800.843.4461

                    ------------------------------------------------------------

                    OppenheimerFunds Market Hotline
                    24 hours a day, timely and insightful messages on the economy and issues that may affect your investments 1.800.835.3104

                    ------------------------------------------------------------

                    Transfer and Shareholder Servicing Agent
                    OppenheimerFunds Services
                    P.O. Box 5270, Denver, CO 80217-5270

                    ------------------------------------------------------------

                    eDocs Direct
                    Receive shareholder report and prospectus notifications for your funds via email. Sign up at www.oppenheimerfunds.com.

                    ------------------------------------------------------------

                    Ticker Symbols Class A: RMUNX Class B: RMUBX Class C: RMUCX Class Y: RMUYX

--------------------------------------------------------------------------------

                    (1) Automatic investment plans do not assure profit or protect against losses in declining markets.

                    (2) At times this website may be inaccessible or its transaction feature may be unavailable.


                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.


RS0355.001.0601  August 29, 2001